Quarterly Holdings Report
for

Fidelity® Series Global ex U.S. Index Fund

January 31, 2021

SGX-QTLY-0321
1.899284.111

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
		Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR (a)		64,895	$420,520
YPF SA Class D sponsored ADR (b)		137,003	500,061

TOTAL ARGENTINA			920,581

Australia - 4.1%
Afterpay Ltd. (b)		177,626	18,339,916
AGL Energy Ltd.		525,395	4,605,585
AMP Ltd.		2,882,878	3,271,811
Ampol Ltd.		208,153	4,163,148
APA Group unit		995,166	7,445,839
Aristocrat Leisure Ltd.		478,862	11,367,037
ASX Ltd.		162,842	8,934,409
Aurizon Holdings Ltd.		1,573,797	4,450,265
AusNet Services		1,561,638	2,064,724
Australia & New Zealand Banking Group Ltd.		2,405,312	43,585,137
BHP Billiton Ltd.		2,487,729	82,963,255
BlueScope Steel Ltd.		420,441	5,330,733
Brambles Ltd.		1,274,321	10,294,121
Cimic Group Ltd. (b)		73,574	1,387,168
Coca-Cola Amatil Ltd.		426,722	4,265,680
Cochlear Ltd.		54,640	8,244,822
Coles Group Ltd.		1,115,178	15,519,924
Commonwealth Bank of Australia		1,491,855	95,213,942
Computershare Ltd.		417,063	4,580,300
Crown Ltd.		303,139	2,224,070
CSL Ltd.		382,504	79,431,549
DEXUS Property Group unit		906,321	6,240,829
Evolution Mining Ltd.		1,353,159	4,891,538
Fortescue Metals Group Ltd.		1,425,537	23,739,478
Goodman Group unit		1,389,011	18,768,233
Insurance Australia Group Ltd.		2,145,277	7,951,711
Lendlease Group unit		557,461	5,116,735
Macquarie Group Ltd.		290,952	29,218,113
Magellan Financial Group Ltd.		106,299	3,892,973
Medibank Private Ltd.		2,329,325	5,198,145
Mirvac Group unit		3,324,429	6,046,854
National Australia Bank Ltd.		2,780,584	50,023,943
Newcrest Mining Ltd.		679,299	13,041,155
Northern Star Resources Ltd.		618,151	6,070,621
Orica Ltd.		334,047	3,895,808
Origin Energy Ltd.		1,487,462	5,388,398
Qantas Airways Ltd.		706,566	2,429,969
QBE Insurance Group Ltd.		1,222,844	7,504,505
Ramsay Health Care Ltd.		152,015	7,315,695
REA Group Ltd.		45,878	5,142,933
Rio Tinto Ltd.		315,603	26,606,727
Santos Ltd.		1,463,401	7,280,811
Scentre Group unit		4,345,745	9,066,973
SEEK Ltd.		282,437	6,054,662
Sonic Healthcare Ltd.		377,539	9,916,920
South32 Ltd.		4,047,846	7,857,658
Stockland Corp. Ltd. unit		2,014,620	6,851,546
Suncorp Group Ltd.		1,059,322	8,160,635
Sydney Airport unit		1,050,619	4,592,791
Tabcorp Holdings Ltd.		1,820,197	5,550,431
Telstra Corp. Ltd.		3,504,020	8,355,196
The GPT Group unit		1,645,219	5,431,789
TPG Telecom Ltd. (b)		314,974	1,781,320
Transurban Group unit		2,344,566	23,723,890
Treasury Wine Estates Ltd.		602,397	4,626,838
Vicinity Centres unit		3,272,549	3,839,105
Washington H. Soul Pattinson & Co. Ltd. (a)		93,444	1,941,048
Wesfarmers Ltd.		966,228	40,326,195
Westpac Banking Corp.		3,056,068	48,992,414
WiseTech Global Ltd.		122,206	2,921,425
Woodside Petroleum Ltd.		799,203	14,946,053
Woolworths Group Ltd.		1,078,096	33,665,979

TOTAL AUSTRALIA			912,051,477

Austria - 0.1%
Erste Group Bank AG		236,759	7,254,802
OMV AG		126,790	5,345,305
Raiffeisen International Bank-Holding AG		135,245	2,653,927
Verbund AG		59,130	5,338,737
Voestalpine AG		99,400	3,633,281

TOTAL AUSTRIA			24,226,052

Bailiwick of Jersey - 0.4%
Experian PLC		776,904	27,154,836
Ferguson PLC		187,737	21,797,915
Glencore Xstrata PLC		8,467,723	28,266,341
Polymetal International PLC		200,600	4,347,835
WPP PLC		1,028,126	10,743,526

TOTAL BAILIWICK OF JERSEY			92,310,453

Belgium - 0.5%
Ageas		146,226	7,504,469
Anheuser-Busch InBev SA NV		646,320	40,571,263
Colruyt NV		46,048	2,842,136
Elia System Operator SA/NV		25,900	3,121,093
Galapagos Genomics NV (b)		35,452	3,707,298
Groupe Bruxelles Lambert SA		93,470	9,276,348
KBC Groep NV		213,537	14,957,435
Proximus		128,629	2,712,978
Sofina SA		13,082	4,238,801
Solvay SA Class A		62,124	7,089,730
UCB SA		105,577	10,957,076
Umicore SA		164,268	9,323,479

TOTAL BELGIUM			116,302,106

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (b)		3,442,000	10,787,812
Alibaba Pictures Group Ltd. (b)		9,900,000	1,251,346
Beijing Enterprises Water Group Ltd.		3,602,000	1,468,071
Brilliance China Automotive Holdings Ltd.		2,500,000	1,966,917
China Gas Holdings Ltd.		2,167,000	7,658,182
China Resource Gas Group Ltd.		762,000	3,813,317
China Youzan Ltd. (b)		11,112,000	4,801,238
CK Infrastructure Holdings Ltd.		563,500	3,005,285
Cosco Shipping Ports Ltd.		1,318,345	936,908
Credicorp Ltd. (United States)		57,345	8,620,674
GOME Electrical Appliances Holdings Ltd. (a)(b)		7,407,418	1,194,244
Hongkong Land Holdings Ltd.		985,910	4,564,763
Hopson Development Holdings Ltd.		488,000	1,248,756
Jardine Matheson Holdings Ltd.		182,413	10,543,471
Jardine Strategic Holdings Ltd.		184,019	4,782,654
Kunlun Energy Co. Ltd.		3,236,000	2,767,185
Luye Pharma Group Ltd. (c)		1,481,000	743,055
Nine Dragons Paper (Holdings) Ltd.		1,350,000	2,089,446
Shenzhen International Holdings Ltd.		938,216	1,546,500

TOTAL BERMUDA			73,789,824

Brazil - 1.0%
Ambev SA		3,205,430	8,852,222
Atacadao SA		367,500	1,278,868
B2W Companhia Global do Varejo (b)		190,174	2,861,265
B3 SA - Brasil Bolsa Balcao		1,723,425	18,836,279
Banco Bradesco SA		426,644	1,687,425
Banco do Brasil SA		717,200	4,438,424
Banco Santander SA (Brasil) unit		356,900	2,560,934
BB Seguridade Participacoes SA		617,200	3,120,180
BRF SA (b)		283,900	1,101,063
BTG Pactual Participations Ltd. unit		192,700	3,347,614
CCR SA		987,900	2,188,352
Centrais Eletricas Brasileiras SA (Electrobras)		238,230	1,249,190
Companhia Brasileira de Distribuicao Grupo Pao de Acucar		139,901	1,929,986
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		257,500	1,923,461
Companhia Siderurgica Nacional SA (CSN)		590,200	3,279,248
Cosan SA Industria e Comercio		138,400	1,898,656
CPFL Energia SA		213,700	1,215,083
Energisa SA unit		170,300	1,532,930
ENGIE Brasil Energia SA		205,450	1,613,140
Equatorial Energia SA		771,800	3,176,689
Hapvida Participacoes e Investimentos SA (c)		971,000	3,047,131
Hypermarcas SA		338,200	1,995,920
JBS SA		901,700	3,984,923
Klabin SA unit		567,200	2,913,024
Localiza Rent A Car SA		512,141	5,979,378
Lojas Americanas SA rights 2/4/21 (b)		7,044	5,922
Lojas Renner SA		669,523	5,074,591
Magazine Luiza SA		2,459,732	11,360,425
Multiplan Empreendimentos Imobiliarios SA		210,256	814,678
Natura & Co. Holding SA		755,719	6,776,250
Notre Dame Intermedica Participacoes SA		442,310	7,639,415
Petrobras Distribuidora SA		670,600	2,850,853
Petroleo Brasileiro SA - Petrobras (ON)		2,418,811	12,082,119
Raia Drogasil SA		915,500	4,169,730
Rumo SA (b)		1,080,600	4,009,244
Sul America SA unit		263,908	1,925,023
Suzano Papel e Celulose SA (b)		629,395	7,137,837
Telefonica Brasil SA		391,740	3,236,219
TIM SA		650,803	1,581,986
Totvs SA		448,500	2,327,996
Ultrapar Participacoes SA		621,200	2,472,811
Vale SA		2,312,186	37,167,226
Vale SA sponsored ADR		769,626	12,429,460
Via Varejo SA (b)		1,096,900	2,945,034
Weg SA		705,966	10,811,290

TOTAL BRAZIL			222,829,494

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (b)		102,298	2,675,049
Canada - 5.9%
Agnico Eagle Mines Ltd. (Canada)		201,639	14,076,492
Air Canada (b)		135,476	2,121,001
Algonquin Power & Utilities Corp. (a)		504,703	8,410,730
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		735,852	22,442,407
AltaGas Ltd. (a)		238,119	3,536,172
ATCO Ltd. Class I (non-vtg.)		67,071	1,920,211
B2Gold Corp.		877,172	4,335,270
Bank of Montreal (a)		547,191	40,702,880
Bank of Nova Scotia		1,028,840	54,871,467
Barrick Gold Corp. (Canada)		1,506,890	33,655,350
Bausch Health Cos., Inc. (Canada) (b)		268,349	6,847,490
BCE, Inc. (a)		134,365	5,699,283
BlackBerry Ltd. (a)(b)		462,685	6,498,395
Brookfield Asset Management, Inc. (Canada) Class A		1,085,331	42,055,250
Brookfield Renewable Corp.		106,090	5,947,677
CAE, Inc.		249,651	5,640,209
Cameco Corp.		334,220	4,158,311
Canadian Apartment Properties (REIT) unit		74,743	2,992,643
Canadian Imperial Bank of Commerce		374,818	31,943,434
Canadian National Railway Co.		597,197	60,487,942
Canadian Natural Resources Ltd.		1,006,610	22,741,711
Canadian Pacific Railway Ltd.		114,301	38,403,348
Canadian Tire Ltd. Class A (non-vtg.) (a)		48,612	6,303,308
Canadian Utilities Ltd. Class A (non-vtg.)		114,101	2,820,514
CCL Industries, Inc. Class B		127,063	5,829,745
Cenovus Energy, Inc. (Canada)		1,091,604	6,445,052
CGI, Inc. Class A (sub. vtg.) (b)		193,683	15,524,933
CI Financial Corp.		181,917	2,259,114
Constellation Software, Inc.		16,891	20,576,705
Dollarama, Inc.		249,042	9,735,765
Emera, Inc. (a)		206,873	8,650,244
Empire Co. Ltd. Class A (non-vtg.)		145,753	4,026,943
Enbridge, Inc.		1,727,783	58,045,402
Fairfax Financial Holdings Ltd. (sub. vtg.)		22,195	8,052,164
First Quantum Minerals Ltd.		489,768	8,158,012
FirstService Corp.		32,550	4,446,400
Fortis, Inc.		387,114	15,657,115
Franco-Nevada Corp.		164,446	19,589,489
George Weston Ltd.		67,922	4,916,411
GFL Environmental, Inc.		167,228	4,720,963
Gildan Activewear, Inc.		166,918	4,170,503
Great-West Lifeco, Inc.		235,621	5,380,358
Hydro One Ltd. (c)		277,905	6,439,355
iA Financial Corp, Inc.		91,386	4,072,082
IGM Financial, Inc.		73,274	1,941,940
Imperial Oil Ltd. (a)		216,850	4,125,873
Intact Financial Corp.		119,886	13,219,101
Inter Pipeline Ltd. (a)		354,019	3,551,956
Keyera Corp. (a)		182,094	3,420,448
Kinross Gold Corp.		1,054,862	7,366,505
Kirkland Lake Gold Ltd.		218,562	8,398,934
Loblaw Companies Ltd.		153,660	7,420,141
Lundin Mining Corp.		558,065	4,975,125
Magna International, Inc. Class A (sub. vtg.)		237,974	16,760,069
Manulife Financial Corp.		1,653,388	29,880,584
Metro, Inc. Class A (sub. vtg.)		216,075	9,340,861
National Bank of Canada		283,519	15,934,710
Northland Power, Inc.		171,191	6,271,983
Nutrien Ltd.		485,293	23,901,273
Onex Corp. (sub. vtg.)		70,552	3,736,290
Open Text Corp.		232,948	10,434,613
Pan American Silver Corp.		176,155	5,717,992
Parkland Corp.		126,460	3,794,542
Pembina Pipeline Corp.		463,042	12,188,460
Power Corp. of Canada (sub. vtg.)		473,036	11,012,537
Quebecor, Inc. Class B (sub. vtg.)		148,641	3,556,922
Restaurant Brands International, Inc.		136,132	7,852,275
Restaurant Brands International, Inc.		113,857	6,569,549
RioCan (REIT)		145,894	1,942,972
Ritchie Bros. Auctioneers, Inc.		91,135	5,381,508
Rogers Communications, Inc. Class B (non-vtg.)		297,788	13,439,175
Royal Bank of Canada (a)		1,199,555	97,090,082
Saputo, Inc.		208,518	5,467,534
Shaw Communications, Inc. Class B (a)		392,341	6,731,544
Shopify, Inc. Class A (b)		91,107	99,338,869
SSR Mining, Inc. (b)		183,674	3,228,928
Sun Life Financial, Inc.		492,254	22,750,507
Suncor Energy, Inc.		1,302,129	21,781,067
TC Energy Corp.		786,458	33,709,297
Teck Resources Ltd. Class B (sub. vtg.)		393,820	7,194,241
TELUS Corp.		360,259	7,434,788
The Toronto-Dominion Bank		1,521,510	86,215,925
Thomson Reuters Corp.		148,718	12,126,550
TMX Group Ltd.		48,098	4,639,224
Topicus.Com, Inc. (b)(d)		31,414	118,220
Toromont Industries Ltd.		62,241	4,178,117
Wheaton Precious Metals Corp.		374,575	15,384,304
WSP Global, Inc.		98,582	9,181,714
Yamana Gold, Inc.		806,792	3,766,607

TOTAL CANADA			1,327,782,106

Cayman Islands - 8.5%
3SBio, Inc. (b)(c)		1,059,000	987,530
51job, Inc. sponsored ADR (b)		22,190	1,461,433
AAC Technology Holdings, Inc.		594,500	3,231,958
Abu Dhabi Islamic Bank		860,934	1,174,273
Agile Property Holdings Ltd.		972,000	1,213,550
Airtac International Group		102,000	3,641,427
AK Medical Holdings Ltd. (c)		298,000	537,328
Alibaba Group Holding Ltd. sponsored ADR (b)		1,594,726	404,789,301
Anta Sports Products Ltd.		897,000	14,843,466
ASM Pacific Technology Ltd.		254,900	3,718,336
Autohome, Inc. ADR Class A (a)		49,678	5,476,006
Baidu.com, Inc. sponsored ADR (b)		230,578	54,190,442
Baozun, Inc. sponsored ADR (a)(b)		48,104	1,971,783
BeiGene Ltd. ADR (b)		39,102	12,512,640
Bilibili, Inc. ADR (a)(b)		98,444	11,211,787
Bosideng International Holdings Ltd.		2,656,000	1,178,427
Budweiser Brewing Co. APAC Ltd. (c)		1,433,800	4,817,398
Chailease Holding Co. Ltd.		1,069,294	5,916,982
China Aoyuan Group Ltd.		1,009,000	891,452
China Conch Venture Holdings Ltd.		1,338,000	6,376,565
China East Education Holdings Ltd. (c)		397,500	898,230
China Education Group Holdings Ltd.		573,000	1,204,643
China Evergrande Group		1,520,000	2,928,939
China Feihe Ltd. (c)		967,000	2,893,548
China Hongqiao Group Ltd.		1,422,000	1,256,338
China Huishan Dairy Holdings Co. Ltd. (d)		958,000	25,948
China Liansu Group Holdings Ltd.		905,000	1,505,756
China Literature Ltd. (a)(b)(c)		253,800	2,422,365
China Medical System Holdings Ltd.		1,110,000	1,594,867
China Meidong Auto Holding Ltd.		418,000	1,407,126
China Mengniu Dairy Co. Ltd.		2,289,000	13,654,435
China Overseas Property Holdings Ltd.		990,000	612,904
China Resources Cement Holdings Ltd.		1,992,000	2,201,843
China Resources Land Ltd.		2,664,465	10,619,027
China State Construction International Holdings Ltd.		1,669,750	962,665
China Yuhua Education Corp. Ltd. (c)		864,000	757,773
CIFI Holdings Group Co. Ltd.		2,721,115	2,242,663
CK Asset Holdings Ltd.		2,110,616	10,603,101
CK Hutchison Holdings Ltd.		2,400,116	16,623,510
Country Garden Holdings Co. Ltd.		6,377,858	7,707,804
Country Garden Services Holdings Co. Ltd.		1,271,000	10,385,045
Dali Foods Group Co. Ltd. (c)		1,525,500	918,851
ENN Energy Holdings Ltd.		655,400	10,160,782
ESR Cayman Ltd. (b)(c)		1,550,000	5,537,678
GDS Holdings Ltd. ADR (a)(b)		72,970	7,556,773
Geely Automobile Holdings Ltd.		5,012,000	18,326,534
Genscript Biotech Corp.		860,000	1,098,120
Greentown China Holdings Ltd.		596,500	784,742
Greentown Service Group Co. Ltd.		1,196,000	1,349,757
GSX Techedu, Inc. ADR (a)(b)		64,332	6,755,503
Haidilao International Holding Ltd. (c)		662,000	5,579,815
Haitian International Holdings Ltd.		520,000	1,881,276
Hansoh Pharmaceutical Group Co. Ltd. (b)(c)		978,000	5,348,364
Hengan International Group Co. Ltd.		540,000	3,875,923
Huazhu Group Ltd. ADR (a)		132,501	6,426,299
Hutchison China Meditech Ltd. sponsored ADR (b)		58,949	1,881,063
HUYA, Inc. ADR (a)(b)		56,297	1,457,529
Innovent Biologics, Inc. (b)(c)		841,500	9,616,213
iQIYI, Inc. ADR (a)(b)		232,730	5,085,151
JD Health International, Inc. (c)		182,200	3,586,073
JD.com, Inc. sponsored ADR (b)		730,098	64,752,392
Jinxin Fertility Group Ltd. (c)		1,320,000	2,666,134
JOYY, Inc. ADR		48,519	4,465,689
Kaisa Group Holdings Ltd.		2,137,000	989,499
KE Holdings, Inc. ADR (b)		76,350	4,512,285
Kingboard Chemical Holdings Ltd.		547,000	2,239,996
Kingboard Laminates Holdings Ltd.		892,500	1,443,517
Kingdee International Software Group Co. Ltd.		1,984,000	8,009,441
Kingsoft Cloud Holdings Ltd. ADR		43,300	2,176,691
Kingsoft Corp. Ltd.		688,000	5,324,219
Koolearn Technology Holding Ltd. (a)(b)(c)		176,000	621,984
KWG Property Holding Ltd.		1,067,000	1,420,235
Lee & Man Paper Manufacturing Ltd.		1,058,000	932,014
Legend Biotech Corp. ADR (b)		123	3,108
Li Ning Co. Ltd.		1,754,500	10,986,486
Logan Property Holdings Co. Ltd.		1,145,000	1,716,042
Longfor Properties Co. Ltd. (c)		1,503,500	8,503,334
Lufax Holding Ltd. ADR (a)(b)		140,848	2,245,117
Meituan Class B (b)		3,032,590	139,166,868
Melco Crown Entertainment Ltd. sponsored ADR		176,859	2,827,975
Microport Scientific Corp.		604,000	4,226,228
Minth Group Ltd.		690,000	3,163,770
Momo, Inc. ADR		126,533	1,933,424
NetEase, Inc. ADR		353,104	40,603,429
New Oriental Education & Technology Group, Inc. sponsored ADR (b)		130,156	21,801,130
NIO, Inc. sponsored ADR (b)		1,080,113	61,566,441
Noah Holdings Ltd. sponsored ADR (b)		27,633	1,315,331
Pinduoduo, Inc. ADR (b)		320,402	53,093,815
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)		429,000	5,331,203
Sands China Ltd.		1,985,200	7,899,064
Seazen Group Ltd.		1,786,000	1,637,824
Shenzhou International Group Holdings Ltd.		684,600	13,430,195
Shimao Property Holdings Ltd.		1,027,500	2,988,440
Silergy Corp.		61,000	5,694,727
SINA Corp. (b)		47,298	1,978,002
Sino Biopharmaceutical Ltd.		8,584,000	8,004,684
Smoore International Holdings Ltd. (b)(c)		419,000	4,147,712
SSY Group Ltd.		1,168,000	616,144
Sunac China Holdings Ltd.		2,126,000	7,938,310
Sunny Optical Technology Group Co. Ltd.		591,400	15,575,904
TAL Education Group ADR (b)		315,681	24,269,555
Tencent Holdings Ltd.		4,842,300	431,464,953
Tencent Music Entertainment Group ADR (b)		305,882	8,136,461
Tingyi (Cayman Islands) Holding Corp.		1,618,000	3,222,122
Tongcheng-Elong Holdings Ltd. (b)		708,800	1,268,906
Topsports International Holdings Ltd. (c)		1,021,000	1,659,253
Trip.com Group Ltd. ADR (b)		394,536	12,558,081
Uni-President China Holdings Ltd.		959,000	1,161,450
Vinda International Holdings Ltd.		270,000	912,392
Vipshop Holdings Ltd. ADR (b)		370,608	10,162,071
Want Want China Holdings Ltd.		4,070,000	2,929,172
Weibo Corp. sponsored ADR (a)(b)		46,902	2,137,793
WH Group Ltd. (c)		7,979,500	6,483,842
Wharf Real Estate Investment Co. Ltd.		1,390,000	7,377,358
Wuxi Biologics (Cayman), Inc. (b)(c)		2,587,500	36,229,981
Wynn Macau Ltd. (b)		1,341,600	2,131,817
Xiaomi Corp. Class B (b)(c)		12,073,800	45,091,867
Xinyi Glass Holdings Ltd.		1,602,000	3,884,513
Xinyi Solar Holdings Ltd.		3,396,331	7,446,894
XPeng, Inc. ADR (a)(b)		139,545	6,723,278
Yadea Group Holdings Ltd. (c)		820,000	2,136,394
Yihai International Holding Ltd.		391,000	6,439,970
Zai Lab Ltd. ADR (b)		57,151	9,148,161
Zhen Ding Technology Holding Ltd.		496,230	2,019,572
Zhenro Properties Group Ltd.		1,337,000	781,170
Zhongsheng Group Holdings Ltd. Class H		473,000	2,778,854
ZTO Express, Inc. sponsored ADR		336,235	11,122,654

TOTAL CAYMAN ISLANDS			1,907,504,397

Chile - 0.1%
Banco de Chile		39,532,190	4,029,560
Banco de Credito e Inversiones		41,602	1,743,773
Banco Santander Chile		56,724,865	2,871,715
Cencosud SA		1,243,834	2,158,568
Cencosud Shopping SA		374,920	542,065
Colbun SA (b)		6,890,319	1,188,067
Compania Cervecerias Unidas SA		108,269	887,004
Empresas CMPC SA		976,148	2,610,377
Empresas COPEC SA		336,321	3,533,428
Enel Americas SA		28,385,132	4,268,914
Enel Chile SA		22,419,385	1,623,156
Falabella SA		641,628	2,196,507

TOTAL CHILE			27,653,134

China - 3.4%
A-Living Services Co. Ltd. (H Shares) (c)		386,250	1,686,333
Accelink Technologies Co. Ltd. (A Shares)		36,400	146,557
Addsino Co. Ltd. (A Shares)		89,800	347,032
AECC Aero-Engine Control Co. Ltd. (A Shares)		61,200	199,755
Agricultural Bank of China Ltd.:
(A Shares)		1,137,100	557,250
(H Shares)		25,729,000	9,291,742
Aier Eye Hospital Group Co. Ltd. (A Shares)		209,202	2,562,401
Air China Ltd.:
(A Shares)		774,100	867,103
(H Shares)		1,052,000	731,342
Aluminum Corp. of China Ltd.:
(A shares) (b)		463,800	230,899
(H Shares) (b)		3,478,000	1,054,965
Angel Yeast Co. Ltd. (A Shares)		41,700	341,437
Anhui Conch Cement Co. Ltd.:
(A Shares)		129,900	1,019,355
(H Shares)		1,101,500	6,528,091
Anhui Gujing Distillery Co. Ltd. (B Shares)		178,000	2,674,620
Anhui Kouzi Distillery Co. Ltd. (A Shares)		31,400	312,302
Apeloa Pharmaceutical Co. Ltd. A Shares		70,000	245,140
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		13,100	598,123
Autobio Diagnostics Co. Ltd.		15,000	308,739
AVIC Aircraft Co. Ltd. (A Shares)		142,600	690,399
AVIC Aviation Engine Corp. PLC (A Shares)		114,052	1,057,346
AVIC Capital Co. Ltd. (A Shares)		584,900	373,994
AVIC Electromechanical Systems Co. Ltd. (A Shares)		200,500	355,287
AVIC Jonhon OptronicTechnology Co. Ltd.		56,300	608,743
AVIC Shenyang Aircraft Co. Ltd. (A Shares)		59,600	712,669
AviChina Industry & Technology Co. Ltd. (H Shares)		2,048,000	1,534,696
Avicopter PLC (A Shares)		35,900	312,825
Bank Communications Co. Ltd.:
(A Shares)		753,200	522,620
(H Shares)		8,475,200	4,591,086
Bank of Beijing Co. Ltd. (A Shares)		909,300	669,128
Bank of Chengdu Co. Ltd. (A Shares)		202,100	327,624
Bank of China Ltd.:
(A Shares)		1,564,300	771,472
(H Shares)		67,987,024	23,012,526
Bank of Hangzhou Co. Ltd. (A Shares)		306,931	701,939
Bank of Jiangsu Co. Ltd. (A Shares)		715,260	614,248
Bank of Nanjing Co. Ltd. (A Shares)		590,500	734,938
Bank of Ningbo Co. Ltd. (A Shares)		301,400	1,804,344
Bank of Shanghai Co. Ltd. (A Shares)		685,000	863,210
Baoshan Iron & Steel Co. Ltd. (A Shares)		906,200	924,845
BBMG Corp. (A Shares)		477,800	202,188
Beijing BDStar Navigation Co. Ltd. (A Shares) (b)		26,800	188,791
Beijing Capital International Airport Co. Ltd. (H Shares)		1,590,000	1,226,350
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		239,800	345,836
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		39,800	169,906
Beijing Enlight Media Co. Ltd. (A Shares)		153,700	313,246
Beijing Kunlun Tech Co. Ltd. (A Shares)		67,500	251,822
Beijing New Building Materials PLC (A Shares)		87,000	692,318
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		124,000	935,631
Beijing Originwater Technology Co. Ltd. (A Shares)		167,400	188,293
Beijing Shiji Information Technology Co. Ltd. (A Shares)		46,200	240,425
Beijing Shunxin Agriculture Co. Ltd.		38,600	396,945
Beijing Sinnet Technology Co. Ltd. (A Shares)		72,700	185,489
Beijing Thunisoft Corp. Ltd. (A Shares)		48,300	147,280
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		67,080	401,786
Beijing Yanjing Brewery Co. Ltd. (A Shares)		219,300	223,812
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		520,700	436,634
Betta Pharmaceuticals Co. Ltd. (A Shares)		21,800	437,543
BGI Genomics Co. Ltd.		22,000	475,750
BOE Technology Group Co. Ltd. (A Shares)		1,715,800	1,649,667
By-Health Co. Ltd. (A Shares)		80,300	277,588
BYD Co. Ltd.:
(A Shares)		23,400	899,195
(H Shares) (a)		606,000	18,303,402
C&S Paper Co. Ltd. (A Shares)		75,600	275,925
Caitong Securities Co. Ltd.		209,200	356,708
Cansino Biologics, Inc. (H Shares) (a)(b)(c)		65,600	2,135,548
CGN Power Co. Ltd. (H Shares) (c)		7,472,000	1,609,421
Chacha Food Co. Ltd. (A Shares)		27,900	270,460
Changchun High& New Technology Industry Group, Inc. (A Shares)		20,600	1,456,991
Changjiang Securities Co. Ltd. (A Shares)		305,600	367,514
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		14,900	496,416
Chaozhou Three-Circle Group Co. (A Shares)		93,100	565,893
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		36,700	232,153
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)		89,800	228,840
China Aerospace Times Electronics Co. Ltd. (A Shares)		149,500	154,902
China Avionics Systems Co. Ltd. (A Shares)		77,100	219,746
China Bohai Bank Co. Ltd. (H Shares) (c)		1,355,000	732,267
China Cinda Asset Management Co. Ltd. (H Shares)		7,188,000	1,362,830
China CITIC Bank Corp. Ltd.:
(A Shares)		308,300	250,851
(H Shares)		6,527,293	2,896,061
China Communications Services Corp. Ltd. (H Shares)		1,836,000	821,710
China Construction Bank Corp.:
(A Shares)		1,574,400	1,655,781
(H Shares)		80,000,649	60,593,994
China Eastern Airlines Corp. Ltd. (A Shares)		729,400	520,858
China Everbright Bank Co. Ltd.:
(A Shares)		1,635,600	1,030,560
(H Shares)		3,113,000	1,280,814
China Film Co. Ltd. (A Shares)		86,700	167,121
China Fortune Land Development Co. Ltd. (A Shares)		202,930	298,345
China Galaxy Securities Co. Ltd. (H Shares)		3,468,000	2,079,928
China Gezhouba Group Co. Ltd. (A Shares)		243,700	246,060
China Great Wall Securities Co. Ltd. (A Shares)		112,800	206,024
China Greatwall Technology Group Co. Ltd. (A Shares)		152,400	410,652
China Huarong Asset Management Co. Ltd. (c)		7,613,000	883,720
China International Capital Corp. Ltd. (H Shares) (b)(c)		1,102,400	2,886,366
China International Travel Service Corp. Ltd. (A Shares)		97,900	4,477,866
China Jushi Co. Ltd. (A Shares)		184,900	648,096
China Life Insurance Co. Ltd.		112,700	633,831
China Life Insurance Co. Ltd. (H Shares)		6,264,000	13,303,279
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,636,000	3,862,246
China Merchants Bank Co. Ltd.:
(A Shares)		442,700	3,519,423
(H Shares)		3,835,691	29,460,600
China Merchants Energy Shipping Co. Ltd. (A Shares)		358,800	270,729
China Merchants Property Operation & Service Co. Ltd. (A Shares)		60,900	183,522
China Merchants Securities Co. Ltd. (A Shares)		375,100	1,507,928
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		338,300	622,100
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,905,200	1,514,616
(H Shares)		4,373,832	2,504,732
China Molybdenum Co. Ltd.:
(A Shares)		384,300	362,313
(H Shares)		3,384,000	2,138,664
China National Accord Medicines Corp. Ltd. (A Shares)		22,200	132,625
China National Building Materials Co. Ltd. (H Shares)		3,220,000	3,858,227
China National Chemical Engineering Co. Ltd. (A Shares)		327,100	281,415
China National Medicines Corp. Ltd. (A Shares)		40,000	246,494
China National Nuclear Power Co. Ltd. (A Shares)		808,100	647,461
China National Software & Service Co. Ltd. (A Shares)		27,000	262,744
China Northern Rare Earth Group High-Tech Co. Ltd. (b)		184,600	511,202
China Oilfield Services Ltd. (H Shares)		1,336,000	1,480,184
China Pacific Insurance (Group) Co. Ltd.		109,600	591,502
China Pacific Insurance (Group) Co. Ltd. (H Shares)		2,580,600	10,684,198
China Petroleum & Chemical Corp.:
(A Shares)		425,000	261,172
(H Shares)		20,889,800	9,893,036
China Railway Group Ltd.:
(A Shares)		127,200	104,685
(H Shares)		4,482,000	2,040,623
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		60,700	234,291
China Shenhua Energy Co. Ltd.:
(A Shares)		31,000	83,917
(H Shares)		3,128,000	5,801,521
China Shipbuilding Industry Co. (A Shares) (b)		1,070,500	679,497
China South Publishing & Media Group Co. Ltd. (A Shares)		134,474	196,656
China Southern Airlines Ltd.:
(A Shares) (b)		690,000	625,833
(H Shares) (b)		1,300,000	726,018
China State Construction Engineering Corp. Ltd. (A Shares)		2,104,040	1,574,491
China Tower Corp. Ltd. (H Shares) (c)		36,614,000	5,289,096
China TransInfo Technology Co. Ltd. (A Shares)		83,100	230,124
China Vanke Co. Ltd.:
(A Shares)		407,200	1,760,505
(H Shares)		1,506,200	5,410,334
China Yangtze Power Co. Ltd. (A Shares)		1,106,800	3,388,717
China Zheshang Bank Co. Ltd.		528,200	323,769
Chongqing Brewery Co. Ltd. (A Shares)		25,500	533,029
Chongqing Changan Automobile Co. Ltd. (A Shares) (b)		229,200	614,742
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		42,300	295,282
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)		198,300	128,030
(H Shares)		2,117,000	911,976
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		80,900	1,988,345
CITIC Securities Co. Ltd.:
(A Shares)		52,700	232,437
(H Shares)		2,739,000	6,026,807
Contemporary Amperex Technology Co. Ltd.		117,000	6,445,626
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)		293,500	290,406
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)		369,900	714,163
(H Shares) (b)		2,306,500	2,335,282
CSC Financial Co. Ltd. (A Shares)		140,000	872,529
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)		49,900	275,982
Daqin Railway Co. Ltd. (A Shares)		729,000	722,450
DaShenLin Pharmaceutical Group Co. Ltd.		34,500	531,905
DHC Software Co. Ltd. (A Shares)		149,900	173,273
Dong E-E-Jiao Co. Ltd. (A Shares)		53,400	272,078
Dongfang Electric Corp. Ltd. (A Shares)		139,524	270,897
Dongfeng Motor Group Co. Ltd. (H Shares)		2,252,000	2,227,819
Dongxing Securities Co. Ltd. (A Shares)		195,900	340,735
East Group Co. Ltd. (A Shares)		122,800	127,810
East Money Information Co. Ltd. (A Shares)		437,540	2,396,081
Eve Energy Co. Ltd. (A shares)		94,729	1,569,544
Everbright Securities Co. Ltd. (A Shares)		198,200	507,237
Fangda Carbon New Material Co. Ltd. (A Shares)		224,487	264,380
FAW Jiefang Group Co. Ltd. (A Shares) (b)		156,700	265,240
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		58,500	182,569
Financial Street Holdings Co. Ltd. (A Shares)		177,500	166,792
First Capital Securities Co. Ltd. (A Shares)		221,400	277,966
Focus Media Information Technology Co. Ltd. (A Shares)		732,640	1,237,831
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		134,780	4,133,931
Founder Securities Co. Ltd. (A Shares) (b)		428,400	647,157
Foxconn Industrial Internet Co. Ltd. (A Shares)		277,694	617,362
Fu Jian Anjoy Foods Co. Ltd. (A Shares)		13,100	502,988
Fujian Sunner Development Co. Ltd. A Shares		72,200	321,812
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)		538,000	3,747,074
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		4,200	224,129
GCL System Integration Technology Co. Ltd. (b)		270,800	170,205
GEM Co. Ltd. (A Shares)		254,300	316,107
Gemdale Corp. (A Shares)		245,600	413,807
GF Securities Co. Ltd.:
(A Shares)		70,600	174,310
(H Shares)		1,407,600	2,058,773
Giant Network Group Co. Ltd. (A Shares)		91,000	244,639
Gigadevice Semiconductor Beijing, Inc. (A Shares)		23,560	667,095
GoerTek, Inc. (A Shares)		164,400	849,143
Great Wall Motor Co. Ltd.:
(A Shares)		81,100	528,912
(H Shares)		2,649,500	8,303,982
Greenland Holdings Corp. Ltd. (A Shares)		497,600	417,263
GRG Banking Equipment Co. Ltd. (A Shares)		127,700	179,200
Guangdong Haid Group Co. Ltd. (A Shares)		81,600	835,455
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (b)		129,700	93,828
Guangdong Hongda Blasting Co. Ltd. (A Shares)		40,600	194,986
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		17,200	461,271
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares)		294,900	473,015
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.		36,200	278,212
Guanghui Energy Co. Ltd. (A Shares) (b)		376,500	142,921
Guangzhou Automobile Group Co. Ltd.		12,200	19,929
Guangzhou Automobile Group Co. Ltd. (H Shares)		2,419,526	2,206,307
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		149,400	320,521
Guangzhou Baiyunshan Pharma Health (A Shares)		79,500	343,343
Guangzhou Haige Communications Group (A Shares)		113,500	164,041
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		24,900	606,138
Guangzhou R&F Properties Co. Ltd. (H Shares)		1,406,000	1,735,455
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		33,100	702,398
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		30,100	446,601
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)		18,900	255,813
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)		98,500	221,588
Guolian Securities Co. Ltd. (b)		84,200	213,783
Guosen Securities Co. Ltd. (A Shares)		211,600	420,056
Guotai Junan Securities Co. Ltd.:
(A Shares)		299,900	764,243
(H Shares) (c)		75,200	109,407
Guoxuan High Tech Co. Ltd. (A Shares) (b)		69,900	397,906
Guoyuan Securities Co. Ltd. (A Shares)		276,900	347,646
Haier Smart Home Co. Ltd. (b)		1,681,600	6,962,159
Haier Smart Home Co. Ltd. (A Shares)		326,100	1,615,851
Haitong Securities Co. Ltd.:
(A Shares)		65,000	123,978
(H Shares)		3,176,000	2,830,576
Hanergy Mobile Energy Holding (b)(d)		1,902,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)		33,500	519,145
Hangzhou Robam Appliances Co. Ltd. (A Shares)		60,000	359,473
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		79,400	277,194
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)		102,907	2,679,881
(H Shares) (b)(c)		24,300	534,689
Hebei Construction Group Corp. (H Shares)		373,500	156,082
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		34,400	240,296
Heilongjiang Agriculture Co. Ltd. (A Shares)		97,800	249,074
Henan Billions Chemicals Co. Ltd. (A Shares)		97,800	604,807
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		145,200	1,061,483
Hengli Petrochemical Co. Ltd. (A Shares)		299,060	1,795,919
Hengtong Optic-electric Co. Ltd. (A Shares)		104,200	199,557
Hengyi Petrochemical Co. Ltd. (A Shares)		197,110	398,345
Hesteel Co. Ltd. (A Shares) (b)		773,200	247,799
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		27,400	506,374
Hongfa Technology Co. Ltd. (A Shares)		39,800	342,908
Huaan Securities Co. Ltd. (A Shares)		197,600	206,892
Huadian Power International Corp. Ltd. (A Shares)		448,900	224,878
Huadong Medicine Co. Ltd. (A Shares)		93,060	381,781
Hualan Biological Engineer, Inc. (A Shares)		94,650	677,213
Huaneng Power International, Inc.:
(A Shares)		400,100	259,565
(H Shares)		2,864,000	1,015,832
Huatai Securities Co. Ltd.:
(A Shares)		217,500	588,437
(H Shares) (c)		1,448,600	2,309,315
HUAXI Securities Co. Ltd.		156,800	246,870
Huaxia Bank Co. Ltd. (A Shares)		695,800	660,321
Huaxin Cement Co. Ltd. (A Shares)		72,800	222,101
Huayu Automotive Systems Co. Ltd. (A Shares)		159,000	739,374
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		191,400	118,215
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		52,300	150,934
Hunan Valin Steel Co. Ltd. (A Shares)		314,400	246,521
Hundsun Technologies, Inc. (A Shares)		54,550	824,307
iFlytek Co. Ltd. (A Shares)		115,700	841,504
Industrial & Commercial Bank of China Ltd.:
(A Shares)		1,310,600	1,037,837
(H Shares)		53,097,008	33,869,010
Industrial Bank Co. Ltd. (A Shares)		1,034,200	3,716,700
Industrial Securities Co. Ltd. (A Shares)		491,400	630,711
Ingenic Semiconductor Co. Ltd. (A Shares) (b)		19,600	207,656
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		303,700	2,088,373
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)		2,285,300	408,867
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		136,800	227,087
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		454,000	414,605
Inspur Electronic Information Industry Co. Ltd. (A Shares)		70,834	285,970
Intco Medical Technology Co. Ltd. (A Shares)		17,600	641,215
JA Solar Technology Co. Ltd. (A Shares) (b)		55,800	310,002
Jafron Biomedical Co. Ltd. (A Shares)		41,600	509,665
Jason Furniture Hangzhou Co. Ltd. (A Shares)		33,100	378,955
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		165,700	178,905
Jiangsu Expressway Co. Ltd. (H Shares)		890,000	1,033,115
Jiangsu Hengli Hydraulic Co. Ltd.		67,332	1,227,380
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		265,272	4,282,155
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		64,600	560,498
Jiangsu Shagang Co. Ltd. (A Shares)		117,500	178,048
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		75,600	2,399,464
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		17,600	393,469
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		56,900	245,915
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		216,000	260,097
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		167,400	273,455
Jiangxi Copper Co. Ltd. (H Shares)		1,141,000	1,883,700
Jiangxi Ganfeng Lithium Co. Ltd.		56,600	1,054,907
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		130,400	351,777
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		93,304	223,689
Jinke Properties Group Co. Ltd. (A Shares)		268,300	290,099
Jinyu Bio-Technology Co. Ltd. (A Shares)		67,900	240,533
JiuGui Liquor Co. Ltd. (A Shares)		17,400	479,628
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		132,100	252,167
Jointown Pharmaceutical Group (A Shares) (b)		111,500	328,025
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		41,000	428,705
Joyoung Co. Ltd. (A Shares)		40,000	175,427
Juewei Food Co. Ltd.		31,000	434,827
Kingfa Sci & Tech Co. Ltd. (A Shares)		145,100	633,201
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)		110,100	391,908
Kweichow Moutai Co. Ltd. (A Shares)		62,500	20,576,601
Lakala Payment Co. Ltd. (A Shares)		42,500	189,763
Laobaixing Pharmacy Chain JSC (A Shares)		21,800	244,870
Legend Holdings Corp. rights (b)(d)		9,446	1,584
Lens Technology Co. Ltd. (A Shares)		223,000	1,158,757
Leo Group Co. Ltd. (A Shares)		389,100	190,683
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		85,600	358,234
Leyard Optoelectronic Co. Ltd. (A Shares)		166,100	163,057
Liaoning Chengda Co. Ltd. (A Shares)		81,100	283,508
Livzon Pharmaceutical Group, Inc. (A Shares)		44,700	247,084
LONGi Green Energy Technology Co. Ltd.		189,530	3,171,242
Luenmei Quantum Co. Ltd. (A Shares)		100,100	151,059
Luxshare Precision Industry Co. Ltd. (A Shares)		349,582	2,887,916
Luzhou Laojiao Co. Ltd. (A Shares)		73,800	2,958,774
Maccura Biotechnology Co. Ltd. (A Shares)		29,100	205,311
Mango Excellent Media Co. Ltd. (A Shares)		91,394	1,151,712
Maxscend Microelectronics Co. Ltd. (A Shares)		7,700	757,092
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)		207,764	458,663
Metallurgical Corp. China Ltd. (A Shares)		904,300	396,737
Muyuan Foodstuff Co. Ltd. (A Shares)		186,650	2,581,492
Nanji E-Commerce Co. Ltd. (A Shares)		130,100	197,748
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		42,230	210,238
Nanjing Securities Co. Ltd. (A Shares)		200,400	330,480
Nanyang Topsec Technologies Group, Inc. (b)		61,400	198,402
NARI Technology Co. Ltd. (A Shares)		231,400	1,059,125
NAURA Technology Group Co. Ltd.		25,000	779,433
NavInfo Co. Ltd. (A Shares)		97,500	227,529
New China Life Insurance Co. Ltd.		69,700	524,072
New China Life Insurance Co. Ltd. (H Shares)		765,600	2,858,688
Ningbo Joyson Electronic Corp. (A shares)		75,500	313,147
Ningbo Tuopu Group Co. Ltd. (A Shares)		56,700	384,601
Northeast Securities Co. Ltd. (A Shares)		122,300	168,578
O-film Tech Co. Ltd. (A Shares)		140,800	225,184
Oceanwide Holdings Co., Ltd. (A Shares)		290,100	132,238
Offcn Education Technology Co. A Shares		85,200	525,562
Offshore Oil Enginering Co. Ltd. (A Shares)		155,000	102,003
Oppein Home Group, Inc. (A Shares)		22,400	521,340
Orient Securities Co. Ltd. (A Shares)		349,900	553,068
Ovctek China, Inc. (A Shares)		31,950	547,466
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)		432,800	131,299
People's Insurance Co. of China Group Ltd.:
(A Shares)		244,300	229,183
(H Shares)		6,827,000	2,104,476
Perfect World Co. Ltd. (A Shares)		100,450	426,320
PetroChina Co. Ltd. (H Shares)		19,032,000	5,768,574
Pharmaron Beijing Co. Ltd. (H Shares) (c)		114,100	2,195,688
PICC Property & Casualty Co. Ltd. (H Shares)		5,674,001	4,142,114
Ping An Bank Co. Ltd. (A Shares)		969,000	3,480,877
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		634,877	7,810,832
(H Shares)		4,942,000	58,205,821
Poly Developments & Holdings (A Shares)		612,600	1,316,169
Poly Property Development Co. Ltd. (H Shares)		85,400	643,261
Postal Savings Bank of China Co. Ltd.		354,400	302,145
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		8,216,000	5,870,653
Power Construction Corp. of China Ltd. (A Shares)		798,039	469,307
Proya Cosmetics Co. Ltd. (A Shares)		11,000	318,307
Qianhe Condiment and Food Co. Ltd. (A Shares)		39,000	279,345
Qihoo 360 Technology Co. Ltd. (A Shares)		186,800	472,830
Qingdao Rural Commercial Bank Corp. (A Shares)		280,900	197,966
Risesun Real Estate Development Co. Ltd. (A Shares)		266,500	260,374
Rongsheng Petrochemical Co. Ltd. (A Shares)		290,700	1,546,722
SAIC Motor Corp. Ltd. (A Shares)		389,100	1,328,125
Sanan Optoelectronics Co. Ltd. (A Shares)		224,300	1,031,862
Sangfor Technologies, Inc.		21,200	980,555
Sanquan Food Co. Ltd. (A Shares)		45,600	204,314
Sany Heavy Industry Co. Ltd. (A Shares)		425,500	2,678,345
SDIC Capital Co. Ltd.		184,200	367,669
SDIC Power Holdings Co. Ltd. (A Shares)		386,200	522,123
Sealand Securities Co. Ltd. (A Shares)		393,590	316,574
Seazen Holdings Co. Ltd. (A Shares)		115,800	761,161
SF Holding Co. Ltd. (A Shares)		191,800	2,953,799
SG Micro Corp. (A Shares)		7,900	373,015
Shaanxi Coal Industry Co. Ltd. (A Shares)		431,500	681,378
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		100,770	348,037
Shandong Gold Mining Co. Ltd. (A Shares)		544,923	1,882,889
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		88,000	534,209
Shandong Linglong Tyre Co. Ltd. (A Shares)		67,900	453,811
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		751,200	389,171
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)		32,400	190,133
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		52,000	388,316
Shandong Sun Paper Industry JSC Ltd. (A Shares)		141,300	347,768
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		2,068,000	3,867,539
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		28,900	536,388
Shanghai Baosight Software Co. Ltd. (A Shares)		45,800	474,406
Shanghai Construction Group Co. Ltd. (A Shares)		537,633	242,563
Shanghai Electric Group Co. Ltd. (A Shares) (b)		779,100	650,891
Shanghai Electric Power Co. Ltd. (A Shares)		186,700	197,222
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		45,300	320,453
(H Shares)		553,000	2,496,372
Shanghai International Airport Co. Ltd. (A Shares)		53,472	657,195
Shanghai International Port Group Co. Ltd. (A Shares)		568,400	389,972
Shanghai Jahwa United Co. Ltd. (A Shares)		38,300	236,077
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		46,300	373,915
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		76,300	225,419
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		1,014,843	811,874
Shanghai M&G Stationery, Inc. (A Shares)		49,400	723,122
Shanghai Oriental Pearl Media Co. Ltd.		189,390	256,930
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		116,300	326,767
(H Shares)		605,500	1,048,052
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		1,436,500	2,225,902
Shanghai Putailai New Energy Technology Co. Ltd.		22,600	349,139
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		309,400	348,016
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		160,700	261,510
Shanghai Zhangjiang High Ltd. (A Shares)		93,000	249,727
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		187,000	158,846
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)		224,900	248,421
Shanxi Securities Co. Ltd. (A Shares)		332,800	403,849
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		381,000	211,016
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		44,200	2,574,675
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		306,280	229,671
Shenergy Co. Ltd. (A Shares)		316,871	251,909
Shengyi Technology Co. Ltd.		117,200	465,135
Shennan Circuits Co. Ltd. (A Shares)		24,640	411,475
Shenwan Hongyuan Group Co. Ltd. (A Shares)		1,136,100	827,187
Shenzhen Airport Co. Ltd. (A Shares)		137,500	167,496
Shenzhen Capchem Technology Co. Ltd. (A Shares)		22,900	295,346
Shenzhen Energy Group Co. Ltd. (A Shares)		351,298	341,583
Shenzhen Goodix Technology Co. Ltd. (A Shares)		21,500	466,576
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		63,700	184,230
Shenzhen Inovance Technology Co. Ltd. (A Shares)		87,400	1,293,782
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		82,500	265,427
Shenzhen Kangtai Biological Products Co. Ltd.		34,800	800,734
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		50,800	3,543,730
Shenzhen MTC Co. Ltd. (A Shares) (b)		244,600	253,819
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		466,400	477,447
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		66,500	361,688
Shenzhen SC New Energy Technology Corp. (A Shares)		17,000	352,655
Shenzhen Sunway Communication Co. Ltd. (A Shares)		51,700	258,349
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		72,900	277,412
Siasun Robot & Automation Co. Ltd. (A Shares) (b)		71,500	132,260
Sichuan Chuantou Energy Co. Ltd. (A Shares)		269,300	458,766
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		89,500	265,252
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		216,300	711,718
Sichuan Swellfun Co. Ltd. (A Shares)		25,200	352,453
Sinolink Securities Co. Ltd. (A Shares)		163,400	361,741
Sinoma Science & Technology Co. Ltd. (A Shares)		94,800	372,548
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		366,600	195,626
Sinopharm Group Co. Ltd. (H Shares)		1,103,200	2,694,948
Sinotrans Ltd.		364,805	217,938
SKSHU Paint Co. Ltd. (A Shares)		14,200	327,311
Songcheng Performance Development Co. Ltd. (A Shares)		144,152	368,468
Soochow Securities Co. Ltd. (A Shares)		223,250	303,907
Southwest Securities Co. Ltd. (A Shares)		376,000	288,972
Spring Airlines Co. Ltd. (A Shares)		63,300	580,929
STO Express Co. Ltd.		69,600	98,427
Sungrow Power Supply Co. Ltd. (A Shares)		74,900	1,221,192
Suning.com Co. Ltd. (A Shares)		466,600	479,830
Sunshine City Group Co. Ltd. (A Shares)		203,800	192,140
Sunwoda Electronic Co. Ltd. (A Shares)		81,900	345,043
Suofeiya Home Collection Co. Ltd. (A Shares)		25,900	127,772
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		89,400	303,482
Suzhou Gold Mantis Consolidated Co. Ltd.		162,600	201,361
Tangshan Jidong Cement Co. Ltd. A Shares		83,300	175,860
TBEA Co. Ltd. (A Shares)		214,500	425,479
TCL Corp. (A Shares)		698,900	934,005
The Pacific Securities Co. Ltd. (A Shares) (b)		498,700	253,704
Thunder Software Technology Co. Ltd. (A Shares)		22,800	522,172
Tianfeng Securities Co. Ltd. (A Shares)		368,800	304,094
Tianjin 712 Communication & Broadcasting Co. Ltd.		42,400	273,223
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)		188,800	119,547
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		156,300	662,866
Tianma Microelectronics Co. Ltd. (A Shares)		100,300	250,292
Tianshui Huatian Technology Co. Ltd. (A Shares)		145,200	320,546
Toly Bread Co. Ltd.		26,900	233,480
TongFu Microelectronics Co. Ltd. (A Shares) (b)		71,400	304,917
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		126,700	220,374
Tongkun Group Co. Ltd. (A Shares)		104,500	377,177
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		843,700	300,583
Tongwei Co. Ltd. (A Shares)		217,900	1,559,395
Tongyu Heavy Industry Co. Ltd. (A Shares)		57,600	204,225
Topchoice Medical Corp. (b)		16,900	799,153
Transfar Zhilian Co. Ltd.		197,838	185,288
TravelSky Technology Ltd. (H Shares)		765,000	1,708,935
Tsingtao Brewery Co. Ltd.:
(A Shares)		52,600	726,592
(H Shares)		356,000	3,436,830
Unigroup Guoxin Microelectronics Co. Ltd.		30,800	579,128
Unisplendour Corp. Ltd. (A Shares)		142,680	456,825
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		76,000	196,037
Venustech Group, Inc. (A Shares)		41,500	213,771
Visionox Technology, Inc. (A Shares) (b)		68,800	101,791
Walvax Biotechnology Co. Ltd. (A Shares)		80,900	498,408
Wangfujing Group Co. Ltd. (d)		40,700	202,305
Wangsu Science & Technology Co. Ltd. (A Shares)		146,900	137,353
Wanhua Chemical Group Co. Ltd. (A Shares)		158,500	2,756,843
Weichai Power Co. Ltd.:
(A Shares)		182,100	598,902
(H Shares)		1,731,800	5,115,045
Weifu High-Technology Group Co. Ltd. (A Shares)		63,800	227,200
Weihai Guangwei Composites Co. Ltd. (A Shares)		28,500	393,376
Wens Foodstuffs Group Co. Ltd. (A Shares)		306,820	809,563
Western Securities Co. Ltd. (A Shares)		245,300	377,810
Will Semiconductor Ltd.		43,000	1,937,149
Wingtech Technology Co. Ltd. (A Shares)		62,000	1,016,461
Winning Health Technology Group Co. Ltd. (A Shares)		117,490	278,382
Wuchan Zhongda Group Co. Ltd.		226,000	150,133
Wuhan Guide Infrared Co. Ltd. (A Shares)		84,680	561,613
Wuhan Humanwell Hi-Tech Industry Co. Ltd.		76,900	326,132
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		108,600	546,062
Wuhu Token Science Co. Ltd. (A Shares)		130,800	153,433
Wuliangye Yibin Co. Ltd. (A Shares)		193,900	8,782,552
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		86,400	230,660
WuXi AppTec Co. Ltd.		97,580	2,525,216
WuXi AppTec Co. Ltd. (H Shares) (c)		236,312	5,638,632
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		45,300	630,757
Wuxi Taiji Industry Co. Ltd. (A Shares)		109,600	138,796
XCMG Construction Machinery Co. Ltd. (A Shares)		402,100	335,305
Xiamen C&D, Inc. (A Shares)		136,200	163,794
Xiamen Intretech, Inc.		23,900	256,857
Xiamen Tungsten Co. Ltd. (A Shares)		77,800	214,237
Xinhu Zhongbao Co. Ltd. (A Shares)		534,600	251,175
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		25,100	56,583
(H Shares) (a)		793,164	1,655,228
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		32,600	385,657
Yantai Jereh Oilfield Services (A Shares)		42,300	282,910
Yanzhou Coal Mining Co. Ltd. (H Shares)		1,494,000	1,156,160
Yealink Network Technology Corp. Ltd.		39,150	488,724
Yifan Pharmaceutical Co. Ltd. (A Shares)		83,400	236,664
Yifeng Pharmacy Chain Co. Ltd.		28,000	442,145
Yintai Gold Co. Ltd. (A Shares)		118,580	147,401
Yonghui Superstores Co. Ltd. (A Shares)		430,500	456,771
Yonyou Network Technology Co. Ltd. (A Shares)		169,120	1,133,737
Youngor Group Co. Ltd. (A Shares)		302,977	334,664
YTO Express Group Co. Ltd. (A Shares)		159,500	283,131
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)		73,700	206,157
Yunda Holding Co. Ltd. (A Shares)		140,850	370,984
Yunnan Baiyao Group Co. Ltd. (A Shares)		65,800	1,361,196
Yunnan Energy New Material Co. Ltd.		45,600	936,227
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		31,200	1,449,148
Zhaojin Mining Industry Co. Ltd. (H Shares)		853,500	925,797
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		380,200	367,320
Zhejiang Chint Electric Co. Ltd. (A Shares)		111,900	643,955
Zhejiang Dahua Technology Co. Ltd. (A Shares)		166,000	629,626
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		25,440	459,901
Zhejiang Expressway Co. Ltd. (H Shares)		1,036,000	837,806
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		81,180	309,552
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (b)		59,000	908,900
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		67,100	419,026
Zhejiang Juhua Co. Ltd. (A Shares)		160,500	220,234
Zhejiang Longsheng Group Co. Ltd. (A Shares)		200,700	427,769
Zhejiang NHU Co. Ltd. (A Shares)		123,200	712,050
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		186,080	664,969
Zhejiang Semir Garment Co. Ltd. (A Shares)		115,500	154,713
Zhejiang Supor Cookware Co. Ltd.		24,800	307,118
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		88,500	292,441
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		34,200	494,823
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		112,300	243,547
Zheshang Securities Co. Ltd.		187,400	386,010
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		311,400	1,919,830
Zhongji Innolight Co. Ltd. (A Shares)		36,700	295,758
Zhongjin Gold Co. Ltd. (A Shares)		238,900	313,318
Zhongtian Financial Group Co. Ltd. (A Shares) (b)		394,400	165,669
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		53,500	223,980
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		452,200	2,274,633
Zijin Mining Group Co. Ltd.:
(A Shares)		568,800	849,517
(H Shares)		5,299,000	5,905,054
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		1,010,300	1,955,293
(H Shares)		262,000	358,874
ZTE Corp.:
(A Shares)		32,800	164,262
(H Shares)		927,536	2,643,865

TOTAL CHINA			765,173,245

Colombia - 0.0%
Bancolombia SA		161,351	1,383,394
Ecopetrol SA		4,128,196	2,348,060
Grupo de Inversiones Suramerica SA		166,194	1,057,046
Interconexion Electrica SA ESP		322,589	2,084,307

TOTAL COLOMBIA			6,872,807

Czech Republic - 0.0%
CEZ A/S		144,770	3,483,131
Komercni Banka A/S (b)		65,989	2,015,368
MONETA Money Bank A/S (b)(c)		450,471	1,533,315

TOTAL CZECH REPUBLIC			7,031,814

Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A		2,245	4,267,573
Series B		5,511	11,320,519
Ambu A/S Series B (a)		138,977	6,587,609
Carlsberg A/S Series B		86,744	12,741,401
Christian Hansen Holding A/S (b)		88,920	8,075,722
Coloplast A/S Series B		99,144	14,841,025
Danske Bank A/S		584,797	10,043,058
DSV Panalpina A/S		173,412	27,152,393
Genmab A/S (b)		54,919	21,954,696
GN Store Nord A/S		109,384	8,388,617
H Lundbeck A/S		57,262	2,048,075
Novo Nordisk A/S Series B		1,455,676	101,414,368
Novozymes A/S Series B		175,571	10,576,773
ORSTED A/S (c)		158,451	30,172,032
Pandora A/S		83,922	8,122,986
Rockwool International A/S Series B		7,694	2,915,098
Tryg A/S		131,671	4,112,167
Vestas Wind Systems A/S		166,067	35,657,530
William Demant Holding A/S (b)		90,076	3,245,240

TOTAL DENMARK			323,636,882

Egypt - 0.0%
Commercial International Bank SAE		1,106,817	4,449,108
Commercial International Bank SAE sponsored GDR		105,363	416,184
Eastern Tobacco Co.		767,163	717,842
Elsewedy Electric Co.		524,089	347,613

TOTAL EGYPT			5,930,747

Finland - 0.7%
Elisa Corp. (A Shares)		121,497	7,236,487
Fortum Corp.		375,969	9,118,300
Kesko Oyj		246,623	6,404,792
Kone OYJ (B Shares)		283,671	22,348,641
Neste Oyj		353,342	24,990,358
Nokia Corp. (b)		4,712,112	22,667,672
Nordea Bank ABP (Stockholm Stock Exchange)		2,708,756	21,953,693
Orion Oyj (B Shares)		89,914	4,128,917
Sampo Oyj (A Shares)		394,317	16,595,191
Stora Enso Oyj (R Shares)		488,669	8,895,364
UPM-Kymmene Corp.		473,253	16,936,584
Wartsila Corp.		375,288	3,691,722

TOTAL FINLAND			164,967,721

France - 5.8%
Accor SA (b)		151,824	5,127,567
Aeroports de Paris SA		25,366	2,924,376
Air Liquide SA		354,961	58,052,820
Alstom SA (b)		208,773	11,319,597
Amundi SA (c)		50,666	3,775,223
Arkema SA		58,076	6,448,749
Atos Origin SA (b)		83,394	6,424,353
AXA SA		1,621,554	35,924,508
bioMerieux SA		34,478	5,334,699
BNP Paribas SA (b)		949,058	45,512,730
Bollore SA		709,948	2,882,771
Bouygues SA		191,243	7,524,129
Bureau Veritas SA		245,402	6,459,447
Capgemini SA		137,551	19,947,539
Carrefour SA		511,223	8,679,321
CNP Assurances		145,021	2,203,398
Compagnie de St. Gobain (b)		432,240	21,487,189
Compagnie Generale des Etablissements Michelin SCA Series B		141,620	19,516,302
Covivio		46,834	3,856,282
Credit Agricole SA (b)		965,523	10,990,644
Danone SA		527,108	35,051,978
Dassault Aviation SA (b)		2,107	2,205,369
Dassault Systemes SA		110,485	22,089,527
Edenred SA		202,613	11,008,093
EDF SA (b)		23,260	290,175
EDF SA		519,482	6,480,691
Eiffage SA (b)		68,973	6,272,642
ENGIE (b)		1,571,169	24,443,793
Essilor International SA		240,873	34,200,437
Eurazeo SA (b)		33,648	2,360,178
Faurecia SA (b)		69,398	3,650,848
Gecina SA		38,885	5,549,414
Getlink SE (b)		373,401	5,763,951
Hermes International SCA		26,689	27,290,496
Iliad SA		12,070	2,235,948
Ipsen SA		32,314	2,825,416
Kering SA		64,074	42,113,192
Klepierre SA (a)		163,046	3,931,567
L'Oreal SA (b)		23,733	8,349,277
L'Oreal SA		186,790	65,712,784
La Francaise des Jeux SAEM (c)		71,161	3,061,371
Legrand SA		222,819	20,523,512
LVMH Moet Hennessy Louis Vuitton SE		233,186	140,983,205
Natixis SA (b)		784,658	2,973,788
Orange SA		1,664,600	19,536,463
Orpea (b)		43,260	5,990,042
Pernod Ricard SA		179,080	33,837,118
Publicis Groupe SA		178,075	9,240,561
Remy Cointreau SA (a)		18,983	3,526,937
Renault SA		161,074	6,888,410
Safran SA (b)		271,044	34,072,320
Sanofi SA		954,126	89,733,935
Sartorius Stedim Biotech		23,075	9,660,920
Schneider Electric SA		450,205	65,892,365
SCOR SE		132,806	4,045,285
SEB SA		18,947	3,607,622
Societe Generale Series A		677,546	12,631,495
Sodexo SA		64,815	5,778,088
Sodexo SA (b)		8,142	725,838
SR Teleperformance SA		49,093	16,097,654
Suez Environnement SA		288,673	5,937,909
Thales SA		89,102	8,021,063
Total SA		2,124,518	89,545,094
Ubisoft Entertainment SA (b)		76,825	7,682,233
Valeo SA		191,470	7,165,934
Veolia Environnement SA		452,110	12,103,397
VINCI SA		438,509	40,662,142
Vivendi SA		692,589	21,281,242
Wendel SA		20,780	2,400,713
Worldline SA (b)(c)		199,672	16,976,376

TOTAL FRANCE			1,296,800,452

Germany - 5.0%
adidas AG		161,587	51,376,603
Allianz SE		350,593	79,357,197
BASF AG		775,367	59,925,234
Bayer AG		831,272	50,310,989
Bayerische Motoren Werke AG (BMW)		268,830	22,839,968
Bechtle AG		23,800	5,057,324
Beiersdorf AG		84,057	9,175,257
Brenntag AG		129,217	10,151,963
Carl Zeiss Meditec AG		33,886	5,304,784
Commerzbank AG		839,938	5,585,801
Continental AG		91,876	12,858,420
Covestro AG (c)		153,838	10,484,516
Daimler AG (Germany)		725,030	51,137,472
Delivery Hero AG (b)(c)		108,115	16,465,971
Deutsche Bank AG (b)		1,643,422	16,690,922
Deutsche Borse AG		160,874	25,887,318
Deutsche Lufthansa AG (a)(b)		226,247	2,922,713
Deutsche Post AG		841,629	41,572,349
Deutsche Telekom AG		2,813,117	50,024,436
Deutsche Wohnen AG (Bearer)		286,013	14,189,083
E.ON AG		1,879,747	19,884,987
Evonik Industries AG		175,103	5,775,648
Fresenius Medical Care AG & Co. KGaA		115,021	9,305,073
Fresenius Medical Care AG & Co. KGaA sponsored ADR (a)		128,132	5,159,876
Fresenius SE & Co. KGaA		350,019	15,618,629
GEA Group AG		128,609	4,454,336
Hannover Reuck SE		50,459	7,838,018
HeidelbergCement AG		125,040	9,259,315
HelloFresh AG (b)		125,436	10,625,155
Henkel AG & Co. KGaA		82,889	7,765,544
Hochtief AG		21,043	1,959,944
Infineon Technologies AG		1,102,200	44,158,103
KION Group AG		60,389	5,229,623
Knorr-Bremse AG		60,618	8,031,605
Lanxess AG		69,548	5,246,302
LEG Immobilien AG		63,323	9,098,522
Merck KGaA		108,302	18,097,896
MTU Aero Engines Holdings AG		44,291	10,319,874
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		118,358	31,426,977
Nemetschek Se		48,151	3,400,838
Puma AG		82,474	8,084,973
Rational AG (a)		4,347	4,185,952
RWE AG		536,813	23,100,396
SAP SE		878,816	111,511,268
Scout24 AG (c)		90,467	7,004,361
Siemens AG		644,438	100,056,466
Siemens Healthineers AG (c)		223,682	12,562,673
Symrise AG		107,285	13,371,100
TeamViewer AG (b)(c)		126,520	6,557,623
Telefonica Deutschland Holding AG		901,801	2,474,395
Uniper SE		171,688	6,021,372
United Internet AG		89,865	3,909,646
Volkswagen AG		27,904	5,909,076
Vonovia SE		441,836	29,565,521
Zalando SE (b)(c)		128,238	14,740,632

TOTAL GERMANY			1,123,030,039

Greece - 0.0%
Ff Group (b)(d)		7,962	11,595
Hellenic Telecommunications Organization SA		206,771	3,011,123
Jumbo SA		85,228	1,339,398
OPAP SA		155,489	1,909,580

TOTAL GREECE			6,271,696

Hong Kong - 1.9%
AIA Group Ltd.		10,208,600	123,082,587
Bank of East Asia Ltd.		1,055,405	2,289,609
Beijing Enterprises Holdings Ltd.		411,000	1,346,455
BOC Hong Kong (Holdings) Ltd.		3,080,000	9,216,264
BYD Electronic International Co. Ltd.		563,500	3,902,873
China Everbright International Ltd.		3,037,629	1,712,113
China Everbright Ltd.		748,000	963,792
China Jinmao Holdings Group Ltd.		4,596,000	1,807,990
China Merchants Holdings International Co. Ltd.		1,241,250	1,732,219
China Overseas Land and Investment Ltd.		3,165,500	7,136,741
China Power International Development Ltd.		3,784,000	849,213
China Resources Beer Holdings Co. Ltd.		1,210,989	10,699,093
China Resources Pharmaceutical Group Ltd. (c)		1,256,000	660,946
China Resources Power Holdings Co. Ltd.		1,583,780	1,677,082
China Taiping Insurance Group Ltd.		1,331,065	2,358,860
China Traditional Chinese Medicine Holdings Co. Ltd. (d)		2,292,000	1,271,157
CITIC Pacific Ltd.		4,748,000	3,711,073
CLP Holdings Ltd.		1,341,000	12,584,708
CSPC Pharmaceutical Group Ltd.		7,428,800	7,588,572
Far East Horizon Ltd.		1,660,000	1,712,830
Fosun International Ltd.		2,098,500	3,193,796
Galaxy Entertainment Group Ltd.		1,800,000	13,651,050
Guangdong Investment Ltd.		2,440,000	4,286,306
Hang Lung Properties Ltd.		1,712,000	4,570,780
Hang Seng Bank Ltd.		634,900	11,488,920
Henderson Land Development Co. Ltd.		1,178,296	4,819,205
Hong Kong & China Gas Co. Ltd.		8,796,583	12,633,961
Hong Kong Exchanges and Clearing Ltd.		1,021,098	65,507,258
Hua Hong Semiconductor Ltd. (b)(c)		377,000	2,273,208
Lenovo Group Ltd.		5,946,000	7,001,835
Link (REIT)		1,767,538	15,433,827
MTR Corp. Ltd.		1,435,603	8,360,039
New World Development Co. Ltd.		1,303,374	6,060,250
PCCW Ltd.		3,656,131	2,037,144
Power Assets Holdings Ltd.		1,159,500	6,176,423
Shenzhen Investment Ltd.		2,583,641	856,410
Sino Land Ltd.		2,832,812	3,946,006
Sinotruk Hong Kong Ltd.		559,500	1,746,352
SJM Holdings Ltd.		1,713,000	1,842,636
Sun Art Retail Group Ltd.		898,500	932,889
Sun Hung Kai Properties Ltd.		1,091,083	14,904,436
Swire Pacific Ltd. (A Shares)		424,000	2,655,041
Swire Properties Ltd.		994,600	2,892,752
Techtronic Industries Co. Ltd.		1,144,500	17,241,492
Wharf Holdings Ltd.		1,301,000	2,876,102
Yuexiu Property Co. Ltd.		5,952,000	1,166,871

TOTAL HONG KONG			414,859,166

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (b)		366,680	2,766,743
OTP Bank PLC (b)		192,859	8,849,164
Richter Gedeon PLC		115,763	3,275,537

TOTAL HUNGARY			14,891,444

India - 2.7%
ACC Ltd.		56,726	1,248,696
Adani Green Energy Ltd. (b)		326,175	4,498,672
Adani Ports & Special Economic Zone Ltd.		425,797	2,978,709
Ambuja Cements Ltd.		659,189	2,201,670
Apollo Hospitals Enterprise Ltd.		74,914	2,633,454
Asian Paints Ltd.		340,724	11,257,781
Aurobindo Pharma Ltd.		242,030	3,007,105
Avenue Supermarts Ltd. (b)(c)		132,244	4,812,585
Axis Bank Ltd. (b)		1,908,341	17,362,603
Bajaj Auto Ltd.		58,475	3,214,921
Bajaj Finance Ltd.		224,937	14,616,737
Bajaj Finserv Ltd.		31,442	3,764,215
Balkrishna Industries Ltd.		70,120	1,528,618
Bandhan Bank Ltd. (b)(c)		602,773	2,560,089
Berger Paints India Ltd.		194,810	1,889,946
Bharat Forge Ltd.		187,013	1,498,465
Bharat Petroleum Corp. Ltd.		548,283	2,886,651
Bharti Airtel Ltd.		1,034,858	7,862,989
Biocon Ltd. (b)		347,067	1,771,061
Britannia Industries Ltd.		86,903	4,175,900
Cipla Ltd.		365,007	4,137,514
Coal India Ltd.		1,043,543	1,803,213
Colgate-Palmolive Ltd.		93,294	2,052,955
Container Corp. of India Ltd.		220,206	1,310,174
Dabur India Ltd.		448,729	3,169,002
Divi's Laboratories Ltd.		109,445	5,061,944
DLF Ltd.		497,371	1,743,802
Dr. Reddy's Laboratories Ltd.		96,432	6,050,026
Eicher Motors Ltd.		113,054	4,258,223
GAIL India Ltd.		1,375,050	2,364,724
Godrej Consumer Products Ltd.		339,907	3,473,947
Grasim Industries Ltd.		254,352	3,685,241
Havells India Ltd.		226,548	3,248,504
HCL Technologies Ltd.		915,680	11,486,845
HDFC Asset Management Co. Ltd. (c)		51,543	2,034,944
HDFC Standard Life Insurance Co. Ltd. (b)(c)		583,163	5,426,233
Hero Motocorp Ltd.		97,883	4,374,306
Hindalco Industries Ltd.		1,284,620	3,989,974
Hindustan Petroleum Corp. Ltd.		556,530	1,669,743
Hindustan Unilever Ltd.		689,613	21,427,599
Housing Development Finance Corp. Ltd.		1,451,308	47,363,713
ICICI Bank Ltd. (b)		4,292,068	31,768,222
ICICI Lombard General Insurance Co. Ltd. (b)(c)		163,083	2,944,492
ICICI Prudential Life Insurance Co. Ltd. (b)(c)		281,074	1,855,567
Indian Oil Corp. Ltd.		1,561,611	1,998,631
Indraprastha Gas Ltd.		250,850	1,775,850
Indus Towers Ltd.		269,382	855,915
Info Edge India Ltd.		58,861	3,525,520
Infosys Ltd.		2,290,589	38,866,607
Infosys Ltd. sponsored ADR		621,317	10,487,831
InterGlobe Aviation Ltd. (b)(c)		81,003	1,720,730
Ipca Laboratories Ltd.		57,492	1,461,406
ITC Ltd.		2,490,747	6,948,179
JSW Steel Ltd.		700,575	3,527,394
Jubilant Foodworks Ltd.		66,371	2,359,468
Kotak Mahindra Bank Ltd. (b)		458,265	10,773,882
Larsen & Toubro Infotech Ltd. (c)		43,099	2,344,773
Larsen & Toubro Ltd.		614,640	11,259,402
Lupin Ltd. (b)		185,158	2,560,598
Mahindra & Mahindra Ltd.		666,109	6,853,079
Marico Ltd.		395,581	2,256,430
Maruti Suzuki India Ltd.		121,996	12,066,737
Motherson Sumi Systems Ltd.		1,029,625	2,048,369
MRF Ltd.		1,503	1,734,229
Muthoot Finance Ltd.		98,664	1,497,496
Nestle India Ltd.		27,499	6,438,827
NTPC Ltd.		4,008,487	4,893,699
Oil & Natural Gas Corp. Ltd.		2,072,353	2,511,512
Page Industries Ltd.		4,653	1,735,529
Petronet LNG Ltd.		601,525	1,956,649
PI Industries Ltd.		67,621	1,873,545
Pidilite Industries Ltd.		168,034	3,852,028
Piramal Enterprises Ltd.		75,437	1,357,835
Power Grid Corp. of India Ltd.		1,714,633	4,340,709
Rec Ltd.		726,939	1,321,979
Reliance Industries Ltd.		2,407,708	60,868,484
SBI Life Insurance Co. Ltd. (b)(c)		321,772	3,817,675
Shree Cement Ltd.		8,553	2,673,352
Shriram Transport Finance Co. Ltd.		156,522	2,774,152
Siemens India Ltd.		52,221	1,137,057
State Bank of India (b)		1,480,662	5,732,840
Sun Pharmaceutical Industries Ltd.		708,207	5,697,927
Tata Consultancy Services Ltd.		797,579	34,059,119
Tata Consumer Products Ltd. (b)		489,898	3,763,998
Tata Motors Ltd. (b)		1,402,741	5,021,576
Tata Steel Ltd.		553,928	4,569,184
Tech Mahindra Ltd.		515,206	6,798,230
Titan Co. Ltd.		289,301	5,639,503
Torrent Pharmaceuticals Ltd.		42,246	1,512,269
Trent Ltd.		148,080	1,263,233
Ultratech Cemco Ltd.		93,645	6,846,971
United Spirits Ltd. (b)		247,170	1,963,180
UPL Ltd.		409,338	3,149,813
Vedanta Ltd.		1,585,586	3,509,137
Wipro Ltd.		803,810	4,610,044
Yes Bank Ltd. (b)		8,221,941	1,777,320
Zee Entertainment Enterprises Ltd.		737,187	2,225,928

TOTAL INDIA			599,087,604

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk		5,225,100	580,980
PT Adaro Energy Tbk		12,896,400	1,103,042
PT Astra International Tbk		17,082,500	7,427,174
PT Bank Central Asia Tbk		8,311,500	20,023,428
PT Bank Mandiri (Persero) Tbk		15,824,200	7,403,365
PT Bank Negara Indonesia (Persero) Tbk		6,543,589	2,588,519
PT Bank Rakyat Indonesia Tbk		46,656,100	13,900,392
PT Barito Pacific Tbk (b)		22,931,300	1,446,486
PT Charoen Pokphand Indonesia Tbk		5,893,700	2,415,451
PT Gudang Garam Tbk (b)		442,700	1,190,368
PT Indah Kiat Pulp & Paper Tbk		2,306,600	2,120,823
PT Indocement Tunggal Prakarsa Tbk		1,227,400	1,170,098
PT Indofood CBP Sukses Makmur Tbk		1,955,400	1,268,292
PT Indofood Sukses Makmur Tbk		3,640,700	1,569,938
PT Kalbe Farma Tbk		17,968,300	1,876,234
PT Merdeka Copper Gold Tbk (b)		9,312,100	1,692,506
PT Perusahaan Gas Negara Tbk Series B		10,201,600	977,987
PT Sarana Menara Nusantara Tbk		15,652,600	1,071,026
PT Semen Gresik (Persero) Tbk		2,496,200	1,885,939
PT Surya Citra Media Tbk (b)		7	1
PT Telekomunikasi Indonesia Tbk Series B		41,876,700	9,282,718
PT Unilever Indonesia Tbk		6,299,400	3,109,290
PT United Tractors Tbk		1,427,912	2,325,573

TOTAL INDONESIA			86,429,630

Ireland - 0.5%
CRH PLC		402,012	16,496,496
CRH PLC sponsored ADR		263,523	10,841,336
DCC PLC (United Kingdom)		83,077	6,278,750
Flutter Entertainment PLC		66,676	12,447,271
Flutter Entertainment PLC (Ireland)		72,060	13,453,938
James Hardie Industries PLC CDI (b)		371,205	10,437,081
Kerry Group PLC Class A		131,268	17,825,701
Kingspan Group PLC (Ireland) (b)		128,042	8,701,581
Smurfit Kappa Group PLC		206,280	9,933,138

TOTAL IRELAND			106,415,292

Isle of Man - 0.1%
Entain PLC (b)		485,488	8,255,025
NEPI Rockcastle PLC		337,634	2,032,333

TOTAL ISLE OF MAN			10,287,358

Israel - 0.3%
Azrieli Group		33,349	2,051,465
Bank Hapoalim BM (Reg.) (b)		930,356	6,629,716
Bank Leumi le-Israel BM		1,189,956	7,428,732
Check Point Software Technologies Ltd. (b)		94,170	12,029,276
CyberArk Software Ltd. (b)		33,228	5,324,787
Elbit Systems Ltd. (Israel)		21,336	2,969,334
Icl Group Ltd.		556,786	2,994,394
Israel Discount Bank Ltd. (Class A)		957,675	3,753,415
Mizrahi Tefahot Bank Ltd.		114,252	2,689,162
NICE Systems Ltd. (b)		30,371	7,861,545
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)		913,461	10,760,571
Wix.com Ltd. (a)(b)		46,989	11,608,632

TOTAL ISRAEL			76,101,029

Italy - 1.1%
Amplifon SpA		107,507	4,270,123
Assicurazioni Generali SpA		910,048	15,560,837
Atlantia SpA (b)		415,700	6,611,115
Davide Campari Milano NV		483,554	5,208,587
DiaSorin S.p.A.		20,800	4,558,676
Enel SpA		6,831,323	67,753,011
Eni SpA		2,130,280	21,517,477
FinecoBank SpA		511,080	7,985,347
Infrastrutture Wireless Italiane SpA (c)		295,738	3,181,585
Intesa Sanpaolo SpA		13,849,595	30,193,610
Mediobanca SpA (b)		518,251	4,631,393
Moncler SpA		160,164	9,059,447
Nexi SpA (b)(c)		366,008	6,507,076
Poste Italiane SpA (c)		440,600	4,318,157
Prysmian SpA		202,048	6,532,004
Recordati SpA		87,702	4,546,722
Snam Rete Gas SpA		1,691,056	8,881,839
Telecom Italia SpA		6,664,461	2,853,624
Telecom Italia SpA (Risparmio Shares)		5,360,255	2,543,431
Terna SpA		1,149,958	8,364,816
UniCredit SpA		1,784,854	16,368,534

TOTAL ITALY			241,447,411

Japan - 14.9%
ABC-MART, Inc.		28,200	1,601,890
ACOM Co. Ltd.		345,200	1,515,986
Advantest Corp.		166,100	13,145,916
AEON Co. Ltd. (a)		546,400	17,089,182
AEON MALL Co. Ltd.		82,320	1,329,757
AGC, Inc.		162,700	5,638,465
Air Water, Inc.		157,800	2,550,531
Aisin Seiki Co. Ltd.		131,100	4,011,413
Ajinomoto Co., Inc.		389,800	9,203,068
Alfresa Holdings Corp.		156,900	3,123,171
Amada Co. Ltd.		255,000	2,860,518
Ana Holdings, Inc. (b)		130,600	2,767,979
Asahi Group Holdings		378,300	15,212,178
ASAHI INTECC Co. Ltd.		163,300	5,363,044
Asahi Kasei Corp.		1,047,100	11,641,109
Astellas Pharma, Inc.		1,619,900	26,294,274
Azbil Corp.		108,900	5,551,826
Bandai Namco Holdings, Inc.		166,800	14,237,995
Bank of Kyoto Ltd.		47,400	2,484,376
Bridgestone Corp.		445,600	16,455,017
Brother Industries Ltd.		182,400	4,050,431
Calbee, Inc.		70,000	2,068,356
Canon, Inc.		759,000	16,790,225
Canon, Inc. sponsored ADR (a)		73,397	1,622,074
Capcom Co. Ltd.		74,500	4,687,145
Casio Computer Co. Ltd.		163,000	2,878,896
Central Japan Railway Co.		122,900	17,598,321
Chiba Bank Ltd.		427,500	2,322,283
Chubu Electric Power Co., Inc.		533,200	6,523,422
Chugai Pharmaceutical Co. Ltd.		569,600	29,756,563
Chugoku Electric Power Co., Inc.		247,500	3,045,754
Coca-Cola West Co. Ltd.		104,800	1,585,832
Concordia Financial Group Ltd.		869,100	3,144,674
Cosmos Pharmaceutical Corp.		16,500	2,517,256
CyberAgent, Inc.		83,700	5,249,979
Dai Nippon Printing Co. Ltd.		200,400	3,443,792
Dai-ichi Mutual Life Insurance Co.		898,400	13,603,154
Daifuku Co. Ltd.		84,600	9,635,572
Daiichi Sankyo Kabushiki Kaisha		1,435,700	46,122,779
Daikin Industries Ltd.		210,000	44,337,815
Daito Trust Construction Co. Ltd.		53,600	5,572,619
Daiwa House Industry Co. Ltd.		472,200	13,364,236
Daiwa House REIT Investment Corp.		1,579	4,240,515
Daiwa Securities Group, Inc.		1,215,300	5,768,745
DENSO Corp.		369,800	20,501,490
Dentsu Group, Inc.		179,500	5,680,868
Disco Corp.		24,000	7,801,804
East Japan Railway Co.		251,900	16,615,863
Eisai Co. Ltd.		209,900	15,315,917
ENEOS Holdings, Inc.		2,566,610	10,382,096
FANUC Corp.		161,600	42,188,792
Fast Retailing Co. Ltd.		49,300	42,275,297
Fuji Electric Co. Ltd.		104,800	4,167,187
Fujifilm Holdings Corp.		299,400	17,113,063
Fujitsu Ltd.		167,300	25,529,964
Fukuoka Financial Group, Inc.		141,300	2,526,659
GLP J-REIT		3,421	5,480,393
GMO Payment Gateway, Inc.		34,200	4,884,548
Hakuhodo DY Holdings, Inc.		186,000	2,688,472
Hamamatsu Photonics K.K.		117,700	6,820,746
Hankyu Hanshin Holdings, Inc.		187,000	6,025,347
Harmonic Drive Systems, Inc.		34,100	2,549,076
Hikari Tsushin, Inc.		17,600	3,691,556
Hino Motors Ltd.		240,800	2,071,324
Hirose Electric Co. Ltd.		27,116	4,248,160
Hisamitsu Pharmaceutical Co., Inc.		43,300	2,587,789
Hitachi Construction Machinery Co. Ltd.		85,300	2,475,650
Hitachi Ltd.		819,600	33,693,232
Hitachi Metals Ltd.		176,900	2,818,713
Honda Motor Co. Ltd.		1,381,800	36,488,787
Hoshizaki Corp.		41,700	3,686,496
Hoya Corp.		317,900	40,653,688
Hulic Co. Ltd.		235,400	2,660,877
Ibiden Co. Ltd.		90,400	4,194,415
Idemitsu Kosan Co. Ltd.		158,084	3,703,643
Iida Group Holdings Co. Ltd.		123,750	2,725,584
INPEX Corp.		834,900	4,822,326
Isuzu Motors Ltd.		461,100	4,402,119
ITO EN Ltd.		43,500	2,711,872
Itochu Corp.		1,141,700	32,672,163
ITOCHU Techno-Solutions Corp.		81,200	2,860,547
Japan Airlines Co. Ltd. (b)		131,100	2,331,751
Japan Airport Terminal Co. Ltd.		43,300	2,273,617
Japan Exchange Group, Inc.		424,600	9,911,184
Japan Post Bank Co. Ltd.		335,500	2,895,527
Japan Post Holdings Co. Ltd.		1,351,500	10,733,809
Japan Post Insurance Co. Ltd.		181,700	3,561,317
Japan Real Estate Investment Corp.		1,112	6,762,557
Japan Retail Fund Investment Corp.		2,097	3,963,970
Japan Tobacco, Inc.		999,400	19,821,982
JFE Holdings, Inc. (b)		404,400	3,509,472
JSR Corp.		171,900	5,243,405
Kajima Corp.		371,700	4,971,614
Kakaku.com, Inc.		112,400	3,251,439
Kansai Electric Power Co., Inc.		682,400	6,677,741
Kansai Paint Co. Ltd.		146,200	4,305,953
Kao Corp.		418,100	30,324,175
KDDI Corp.		1,367,500	40,194,560
Keihan Electric Railway Co., Ltd.		82,300	3,743,945
Keikyu Corp.		187,200	2,995,343
Keio Corp.		87,000	6,354,003
Keisei Electric Railway Co.		109,400	3,702,544
Keyence Corp.		153,680	82,367,609
Kikkoman Corp.		121,300	8,546,413
Kintetsu Group Holdings Co. Ltd.		144,600	6,060,375
Kirin Holdings Co. Ltd.		685,700	14,703,157
Kobayashi Pharmaceutical Co. Ltd.		41,400	4,655,993
Kobe Bussan Co. Ltd.		105,000	2,913,075
Koito Manufacturing Co. Ltd.		87,600	5,628,412
Komatsu Ltd.		750,400	20,560,588
Konami Holdings Corp.		78,400	4,790,300
Kose Corp.		27,800	4,466,791
Kubota Corp.		864,200	18,967,930
Kuraray Co. Ltd.		271,600	2,904,120
Kurita Water Industries Ltd.		83,400	3,379,951
Kyocera Corp.		277,700	17,760,392
Kyowa Hakko Kirin Co., Ltd.		227,800	6,741,897
Kyushu Electric Power Co., Inc.		327,800	3,032,490
Kyushu Railway Co.		126,400	2,648,795
Lasertec Corp.		63,000	8,450,523
Lawson, Inc.		42,600	2,066,046
Lion Corp.		188,300	4,309,085
LIXIL Group Corp.		225,000	5,243,448
M3, Inc.		371,600	31,258,462
Makita Corp.		186,700	8,894,296
Marubeni Corp.		1,374,700	9,112,170
Marui Group Co. Ltd.		158,900	2,833,789
Mazda Motor Corp.		477,500	3,391,665
McDonald's Holdings Co. (Japan) Ltd.		55,000	2,677,932
Medipal Holdings Corp.		145,200	2,967,905
Meiji Holdings Co. Ltd.		95,300	6,496,176
Mercari, Inc. (b)		70,400	3,387,427
Minebea Mitsumi, Inc.		301,800	6,681,696
Misumi Group, Inc.		236,700	7,694,530
Mitsubishi Chemical Holdings Corp.		1,073,800	7,323,717
Mitsubishi Corp.		1,139,300	28,796,570
Mitsubishi Electric Corp.		1,562,800	23,790,010
Mitsubishi Estate Co. Ltd.		982,200	15,490,901
Mitsubishi Gas Chemical Co., Inc.		130,100	2,968,533
Mitsubishi Heavy Industries Ltd.		267,200	7,647,769
Mitsubishi UFJ Financial Group, Inc.		10,380,900	46,877,868
Mitsubishi UFJ Lease & Finance Co. Ltd.		338,000	1,652,165
Mitsui & Co. Ltd.		1,393,000	25,753,444
Mitsui Chemicals, Inc.		151,600	4,337,631
Mitsui Fudosan Co. Ltd.		765,700	15,486,519
Miura Co. Ltd.		73,500	4,175,140
Mizuho Financial Group, Inc.		2,064,576	27,170,920
MonotaRO Co. Ltd. (a)		104,400	5,232,708
MS&AD Insurance Group Holdings, Inc.		370,890	10,636,819
Murata Manufacturing Co. Ltd.		485,100	46,592,911
Nabtesco Corp.		94,600	4,231,238
Nagoya Railroad Co. Ltd.		159,300	4,045,425
NEC Corp.		223,400	12,156,953
New Hampshire Foods Ltd.		69,400	2,968,275
Nexon Co. Ltd.		405,700	12,336,193
NGK Insulators Ltd.		213,700	3,729,473
NGK Spark Plug Co. Ltd.		128,900	2,389,840
Nidec Corp.		376,400	50,090,638
Nihon M&A Center, Inc.		126,800	7,360,199
Nintendo Co. Ltd.		94,200	54,224,854
Nippon Building Fund, Inc.		1,241	7,487,823
Nippon Express Co. Ltd.		60,300	4,093,112
Nippon Paint Holdings Co. Ltd.		122,300	10,998,768
Nippon Prologis REIT, Inc.		1,766	5,757,688
Nippon Sanso Holdings Corp.		126,400	2,430,375
Nippon Shinyaku Co. Ltd.		38,400	2,826,522
Nippon Steel & Sumitomo Metal Corp. (b)		672,517	7,749,563
Nippon Telegraph & Telephone Corp.		1,093,600	27,333,229
Nippon Yusen KK		127,100	2,919,496
Nissan Chemical Corp.		103,400	5,883,469
Nissan Motor Co. Ltd. (b)		1,938,100	9,992,280
Nisshin Seifun Group, Inc.		161,845	2,722,525
Nissin Food Holdings Co. Ltd.		52,900	4,570,576
Nitori Holdings Co. Ltd.		66,800	13,258,599
Nitto Denko Corp.		132,900	12,015,495
Nomura Holdings, Inc.		2,630,500	13,918,106
Nomura Real Estate Holdings, Inc.		109,900	2,448,867
Nomura Real Estate Master Fund, Inc.		3,409	5,171,513
Nomura Research Institute Ltd.		268,220	9,052,057
NSK Ltd.		293,500	2,653,535
NTT Data Corp.		526,800	7,554,094
Obayashi Corp.		538,400	4,502,729
OBIC Co. Ltd.		58,100	10,905,017
Odakyu Electric Railway Co. Ltd.		247,700	7,177,140
Oji Holdings Corp.		714,900	4,313,493
Olympus Corp.		970,700	17,510,503
OMRON Corp.		154,900	13,664,385
Ono Pharmaceutical Co. Ltd.		311,300	9,287,436
Oracle Corp. Japan		32,400	3,820,135
Oriental Land Co. Ltd.		166,800	26,036,374
ORIX Corp.		1,123,900	17,972,529
ORIX JREIT, Inc.		2,112	3,532,602
Osaka Gas Co. Ltd.		318,400	5,875,862
Otsuka Corp.		87,400	4,397,327
Otsuka Holdings Co. Ltd.		327,700	13,959,591
Pan Pacific International Holdings Ltd.		343,600	7,708,817
Panasonic Corp.		1,878,700	24,389,741
PeptiDream, Inc. (b)		80,000	4,666,571
Persol Holdings Co. Ltd.		148,200	2,771,720
Pigeon Corp.		96,900	4,357,239
Pola Orbis Holdings, Inc.		76,900	1,536,605
Rakuten, Inc.		719,500	7,068,266
Recruit Holdings Co. Ltd.		1,151,200	50,074,237
Renesas Electronics Corp. (b)		645,600	7,396,248
Resona Holdings, Inc.		1,736,700	6,018,637
Ricoh Co. Ltd.		557,600	4,205,490
Rinnai Corp.		30,400	3,175,101
ROHM Co. Ltd.		72,700	7,364,046
Ryohin Keikaku Co. Ltd.		198,800	4,746,755
Santen Pharmaceutical Co. Ltd.		301,100	4,975,933
SBI Holdings, Inc. Japan		198,780	4,949,336
SCSK Corp.		44,300	2,461,464
Secom Co. Ltd.		175,800	15,905,834
Sega Sammy Holdings, Inc.		142,900	2,274,231
Seibu Holdings, Inc.		179,200	1,645,810
Seiko Epson Corp.		234,500	3,969,340
Sekisui Chemical Co. Ltd.		296,900	5,340,203
Sekisui House Ltd.		511,600	9,861,286
Seven & i Holdings Co. Ltd.		645,500	24,650,371
SG Holdings Co. Ltd.		267,500	6,872,333
Sharp Corp.		177,500	3,684,042
Shimadzu Corp.		185,200	7,045,892
Shimamura Co. Ltd.		18,900	2,093,083
SHIMANO, Inc.		61,800	14,517,056
SHIMIZU Corp.		469,600	3,304,169
Shin-Etsu Chemical Co. Ltd.		299,200	51,916,177
Shinsei Bank Ltd.		131,500	1,614,483
Shionogi & Co. Ltd.		221,400	12,019,813
Shiseido Co. Ltd.		332,900	21,576,764
Shizuoka Bank Ltd.		354,600	2,572,877
SMC Corp.		48,400	29,277,044
SoftBank Corp. (a)		2,435,500	32,017,600
SoftBank Group Corp.		1,318,300	102,132,649
Sohgo Security Services Co., Ltd.		58,300	2,866,438
Sompo Holdings, Inc.		280,100	11,143,030
Sony Corp.		1,062,600	101,704,274
Square Enix Holdings Co. Ltd.		76,800	4,413,920
Stanley Electric Co. Ltd.		109,200	3,409,079
Subaru Corp.		512,200	9,809,282
Sumco Corp.		218,900	4,610,181
Sumitomo Chemical Co. Ltd.		1,240,100	5,836,740
Sumitomo Corp.		988,800	13,093,375
Sumitomo Dainippon Pharma Co., Ltd.		151,000	2,446,389
Sumitomo Electric Industries Ltd.		630,200	8,377,999
Sumitomo Metal Mining Co. Ltd.		193,600	8,398,667
Sumitomo Mitsui Financial Group, Inc.		1,114,500	34,625,649
Sumitomo Mitsui Trust Holdings, Inc.		282,725	8,458,500
Sumitomo Realty & Development Co. Ltd.		254,400	7,672,439
Sundrug Co. Ltd.		60,300	2,391,966
Suntory Beverage & Food Ltd.		115,700	4,037,267
Suzuken Co. Ltd.		53,810	2,080,581
Suzuki Motor Corp.		306,800	13,789,817
Sysmex Corp.		139,900	16,341,367
T&D Holdings, Inc.		449,900	5,210,069
Taiheiyo Cement Corp.		97,300	2,417,057
Taisei Corp.		160,700	5,193,274
Taisho Pharmaceutical Holdings Co. Ltd.		28,600	1,864,891
Takeda Pharmaceutical Co. Ltd.		1,339,515	47,110,252
TDK Corp.		108,000	17,404,554
TECMO KOEI HOLDINGS CO., LTD.		38,300	2,197,556
Teijin Ltd.		155,000	2,830,827
Terumo Corp.		552,100	21,426,192
THK Co. Ltd.		100,400	3,182,281
TIS, Inc.		187,600	4,173,068
Tobu Railway Co. Ltd.		157,600	4,434,075
Toho Co. Ltd.		93,400	3,606,883
Toho Gas Co. Ltd.		61,800	3,628,526
Tohoku Electric Power Co., Inc.		350,400	3,000,705
Tokio Marine Holdings, Inc.		536,700	26,300,836
Tokyo Century Corp.		35,700	2,883,403
Tokyo Electric Power Co., Inc. (b)		1,222,700	4,680,917
Tokyo Electron Ltd.		125,900	47,850,294
Tokyo Gas Co. Ltd.		316,620	6,920,631
Tokyu Corp.		410,800	4,816,100
Tokyu Fudosan Holdings Corp.		502,300	2,834,114
Toppan Printing Co. Ltd.		223,100	3,169,343
Toray Industries, Inc.		1,150,000	7,478,925
Toshiba Corp.		322,560	10,516,420
Tosoh Corp.		214,700	3,685,432
Toto Ltd.		119,200	6,589,031
Toyo Suisan Kaisha Ltd.		74,400	3,665,130
Toyoda Gosei Co. Ltd.		56,000	1,473,980
Toyota Industries Corp.		122,700	9,640,756
Toyota Motor Corp.		1,788,672	125,450,022
Toyota Tsusho Corp.		177,000	6,902,907
Trend Micro, Inc.		111,700	6,121,132
Tsuruha Holdings, Inc.		30,600	4,066,562
Unicharm Corp.		336,900	15,116,998
United Urban Investment Corp.		2,385	3,240,112
USS Co. Ltd.		184,500	3,628,526
Welcia Holdings Co. Ltd.		77,100	2,620,421
West Japan Railway Co.		135,800	7,208,440
Yakult Honsha Co. Ltd.		106,800	5,444,766
Yamada Holdings Co. Ltd.		598,000	3,042,952
Yamaha Corp.		111,500	6,269,846
Yamaha Motor Co. Ltd.		234,300	5,144,780
Yamato Holdings Co. Ltd.		258,400	6,416,520
Yamazaki Baking Co. Ltd.		102,400	1,881,904
Yaskawa Electric Corp.		199,300	10,198,558
Yokogawa Electric Corp.		190,700	4,105,480
Z Holdings Corp.		2,216,500	13,763,059
ZOZO, Inc.		90,000	2,520,120

TOTAL JAPAN			3,339,100,380

Korea (South) - 3.8%
Alteogen, Inc.		15,378	1,830,141
AMOREPACIFIC Corp.		27,120	5,407,559
AMOREPACIFIC Group, Inc.		25,070	1,320,311
BGF Retail Co. Ltd.		5,774	877,672
Celltrion Healthcare Co. Ltd. (b)		58,222	7,480,844
Celltrion Pharm, Inc. (b)		13,945	2,182,043
Celltrion, Inc. (b)		80,504	23,322,183
Cheil Worldwide, Inc.		56,902	981,955
CJ CheilJedang Corp.		6,619	2,521,208
CJ Corp.		11,757	989,220
CJ ENM Co. Ltd.		9,316	1,273,631
CJ Logistics Corp. (b)		6,456	969,794
Coway Co. Ltd. (b)		39,265	2,447,063
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)		27,841	608,654
Db Insurance Co. Ltd.		42,628	1,402,651
Doosan Bobcat, Inc.		42,671	1,157,972
Doosan Heavy Industries & Construction Co. Ltd. (b)		157,952	1,659,471
DuzonBizon Co. Ltd.		16,069	1,435,361
E-Mart Co. Ltd.		16,402	2,405,179
EUSU Holdings Co. Ltd. (b)		6	28
Fila Holdings Corp.		41,620	1,589,047
GS Engineering & Construction Corp.		55,024	1,876,953
GS Holdings Corp.		44,752	1,450,532
GS Retail Co. Ltd.		20,214	627,175
Hana Financial Group, Inc.		252,160	7,361,496
Hanjin Shipping Co. Ltd. (b)(d)		12	0
Hankook Tire Co. Ltd.		61,328	2,256,500
Hanmi Pharm Co. Ltd.		5,488	1,879,402
Hanon Systems		154,770	2,311,053
Hanwha Corp.		30,331	871,916
Hanwha Solutions Corp.		87,651	3,902,950
Hanwha Solutions Corp. rights 2/25/21 (b)		13,716	60,094
HLB, Inc.		36,768	2,958,825
Hotel Shilla Co.		27,701	2,003,783
Hyundai Engineering & Construction Co. Ltd.		69,322	2,494,846
Hyundai Fire & Marine Insurance Co. Ltd.		53,176	946,184
Hyundai Glovis Co. Ltd.		15,777	2,680,308
Hyundai Mobis		55,530	15,764,425
Hyundai Motor Co.		126,924	25,988,784
Hyundai Robotics Co. Ltd.		7,094	1,490,616
Hyundai Steel Co.		73,259	2,541,555
Industrial Bank of Korea		210,386	1,472,941
Kakao Corp.		47,552	18,750,554
Kangwon Land, Inc.		88,429	1,862,054
KB Financial Group, Inc.		330,334	11,929,033
Kia Motors Corp.		219,941	16,224,334
KMW Co. Ltd. (b)		22,710	1,563,560
Korea Aerospace Industries Ltd.		53,164	1,475,999
Korea Electric Power Corp. (b)		205,589	4,195,807
Korea Gas Corp.		19,472	539,733
Korea Investment Holdings Co. Ltd.		35,415	2,574,450
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)		33,149	2,786,153
Korea Zinc Co. Ltd.		6,893	2,502,310
Korean Air Lines Co. Ltd. (b)		71,361	1,831,258
Korean Air Lines Co. Ltd. rights 3/5/21 (b)		56,532	485,258
KT&G Corp.		98,292	7,048,542
Kumho Petro Chemical Co. Ltd.		14,829	3,281,662
LG Chemical Ltd.		37,880	31,058,897
LG Corp.		78,875	6,989,076
LG Display Co. Ltd. (b)		189,926	3,692,652
LG Electronics, Inc.		89,032	12,179,916
LG Household & Health Care Ltd.		8,243	11,475,738
LG Innotek Co. Ltd.		11,927	2,132,887
LG Telecom Ltd.		187,292	2,001,216
Lotte Chemical Corp.		13,979	3,262,296
Lotte Confectionery Co. Ltd.		19,897	577,310
Lotte Shopping Co. Ltd.		10,261	967,941
Meritz Securities Co. Ltd.		199,444	628,618
Mirae Asset Daewoo Co. Ltd.		250,592	2,128,617
NAVER Corp.		103,039	31,601,120
NCSOFT Corp.		13,804	11,762,634
Netmarble Corp. (b)(c)		17,152	2,016,728
NH Investment& Securities Co. Ltd.		104,864	1,036,085
Orion Corp./Republic of Korea		20,154	2,162,466
Ottogi Corp.		859	430,886
Pan Ocean Co., Ltd. (Korea) (b)		185,278	753,775
Pearl Abyss Corp. (b)		4,287	1,207,071
POSCO		61,839	13,576,573
POSCO Chemtech Co. Ltd.		28,311	3,404,742
S-Oil Corp.		39,445	2,405,376
S1 Corp.		14,462	1,044,832
Samsung Biologics Co. Ltd. (b)(c)		13,808	9,790,631
Samsung C&T Corp.		70,351	8,177,496
Samsung Card Co. Ltd.		21,186	562,616
Samsung Electro-Mechanics Co. Ltd.		47,029	8,578,328
Samsung Electronics Co. Ltd.		4,038,320	296,088,341
Samsung Engineering Co. Ltd. (b)		136,655	1,509,035
Samsung Fire & Marine Insurance Co. Ltd.		25,904	3,891,194
Samsung Heavy Industries Co. Ltd. (b)		396,354	2,200,805
Samsung Life Insurance Co. Ltd.		58,242	3,676,611
Samsung SDI Co. Ltd.		46,713	30,657,769
Samsung SDS Co. Ltd.		29,256	5,114,091
Samsung Securities Co. Ltd.		55,665	1,878,910
Seegene, Inc.		15,363	2,266,557
Shin Poong Pharmaceutical Co. (b)		24,280	1,758,492
Shinhan Financial Group Co. Ltd.		367,664	10,084,901
Shinsegae Co. Ltd.		6,496	1,356,250
SK Biopharmaceuticals Co. Ltd. (b)		12,406	1,608,446
SK Chemicals Co. Ltd./New		6,270	2,360,241
SK Holdings Co., Ltd.		29,507	8,205,257
SK Hynix, Inc.		462,772	50,688,552
SK Innovation Co., Ltd.		46,350	11,604,181
SK Telecom Co. Ltd.		32,269	7,038,833
Woori Financial Group, Inc.		441,220	3,471,719
Yuhan Corp.		40,061	2,353,390

TOTAL KOREA (SOUTH)			843,273,130

Kuwait - 0.2%
Agility Public Warehousing Co. KSC		968,478	2,395,608
Boubyan Bank KSC		755,290	1,431,758
Gulf Bank		1,140,428	828,580
Kuwait Finance House KSCP		3,649,675	8,617,958
Mabanee Co. SAKC		427,896	997,670
Mobile Telecommunication Co.		1,711,899	3,578,706
National Bank of Kuwait		5,635,636	16,248,052

TOTAL KUWAIT			34,098,332

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)		612,268	13,405,528
Aroundtown SA		842,585	5,865,169
Eurofins Scientific SA (b)		110,485	10,616,381
Globant SA (b)		30,892	5,931,264
Reinet Investments SCA		126,279	2,210,880
SES SA (France) (depositary receipt)		324,093	2,768,854
Tenaris SA		396,616	3,062,502

TOTAL LUXEMBOURG			43,860,578

Malaysia - 0.4%
AMMB Holdings Bhd		1,375,800	1,048,229
Axiata Group Bhd		2,185,415	1,800,231
CIMB Group Holdings Bhd		5,715,595	5,429,285
Dialog Group Bhd		3,503,622	2,634,758
DiGi.com Bhd		2,395,300	2,245,686
Fraser & Neave Holdings Bhd		99,900	788,327
Gamuda Bhd		1,309,575	1,069,041
Genting Bhd		1,962,100	1,931,765
Genting Malaysia Bhd		2,473,700	1,505,331
Genting Plantations Bhd		181,000	434,758
Hap Seng Consolidated Bhd		443,400	897,220
Hartalega Holdings Bhd		1,422,600	4,525,575
Hong Leong Bank Bhd		503,300	2,148,907
Hong Leong Credit Bhd		159,300	644,687
IHH Healthcare Bhd		1,784,100	2,255,226
IOI Corp. Bhd		1,892,800	1,975,910
IOI Properties Group Bhd		11	4
Kossan Rubber Industries Bhd		1,051,100	1,157,055
Kuala Lumpur Kepong Bhd		369,413	2,123,725
Malayan Banking Bhd		3,540,923	6,840,967
Malaysia Airports Holdings Bhd		847,698	1,082,034
Maxis Bhd		1,734,900	2,047,118
MISC Bhd		1,079,900	1,592,135
Nestle (Malaysia) Bhd		49,100	1,663,995
Petronas Chemicals Group Bhd		2,043,600	3,392,098
Petronas Dagangan Bhd		219,300	1,050,253
Petronas Gas Bhd		588,600	2,335,472
PPB Group Bhd		522,020	2,388,960
Press Metal Bhd		1,275,500	2,521,025
Public Bank Bhd		12,329,000	12,778,852
QL Resources Bhd		771,300	1,146,695
RHB Capital Bhd		1,291,457	1,629,296
Sime Darby Bhd		2,281,707	1,241,745
Sime Darby Plantation Bhd		1,697,307	2,036,349
Sime Darby Property Bhd		15	2
SP Setia Bhd		14	3
Supermax Corp. Bhd		1,287,386	2,165,547
Telekom Malaysia Bhd		994,674	1,562,444
Tenaga Nasional Bhd		1,987,225	4,743,778
Top Glove Corp. Bhd		4,091,600	6,821,864
Westports Holdings Bhd		594,400	632,262

TOTAL MALAYSIA			94,288,614

Mexico - 0.5%
Alfa SA de CV Series A		2,288,800	1,440,340
America Movil S.A.B. de CV Series L		29,588,546	19,731,471
Arca Continental S.A.B. de CV		375,762	1,706,043
Becle S.A.B. de CV		483,200	1,030,798
CEMEX S.A.B. de CV unit (b)		12,754,540	7,317,108
Coca-Cola FEMSA S.A.B. de CV unit		428,200	1,857,434
Controladora Nemak S.A.B. de CV (b)		2,288,800	298,117
Fibra Uno Administracion SA de CV		2,761,500	3,083,601
Fomento Economico Mexicano S.A.B. de CV unit		1,635,100	11,143,152
Gruma S.A.B. de CV Series B		196,605	2,158,540
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (b)		312,200	3,146,520
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (b)		173,335	2,727,242
Grupo Bimbo S.A.B. de CV Series A		1,302,800	2,448,112
Grupo Carso SA de CV Series A1 (b)		339,000	853,164
Grupo Financiero Banorte S.A.B. de CV Series O (b)		2,179,900	10,801,134
Grupo Financiero Inbursa S.A.B. de CV Series O (b)		1,873,100	1,670,338
Grupo Mexico SA de CV Series B		2,628,523	11,263,450
Grupo Televisa SA de CV (b)		1,937,900	2,929,681
Industrias Penoles SA de CV (b)		118,140	1,767,864
Infraestructura Energetica Nova S.A.B. de CV (b)		477,400	1,743,410
Kimberly-Clark de Mexico SA de CV Series A		1,292,300	2,257,538
Megacable Holdings S.A.B. de CV unit		220,100	795,835
Orbia Advance Corp. S.A.B. de CV		880,816	1,898,359
Promotora y Operadora de Infraestructura S.A.B. de CV		179,170	1,346,550
Telesites S.A.B. de C.V. (b)		824,900	828,562
Wal-Mart de Mexico SA de CV Series V		4,420,300	12,582,297

TOTAL MEXICO			108,826,660

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		2,121,000	2,095,490
HKT Trust/HKT Ltd. unit		3,104,640	4,092,403

TOTAL MULTI-NATIONAL			6,187,893

Netherlands - 3.1%
ABN AMRO Group NV GDR (b)(c)		357,032	3,730,508
Adyen BV (b)(c)		15,161	31,671,728
AEGON NV		1,498,442	6,212,939
Airbus Group NV		496,871	49,964,212
Akzo Nobel NV		161,295	16,410,804
Argenx SE (b)		37,818	11,027,608
ASML Holding NV (Netherlands)		357,572	190,891,251
CNH Industrial NV		855,906	10,963,317
EXOR NV		89,747	6,685,047
Ferrari NV		105,545	22,062,492
Heineken Holding NV		96,316	8,485,799
Heineken NV (Bearer)		223,088	23,266,402
ING Groep NV (Certificaten Van Aandelen)		3,304,363	29,380,293
JDE Peet's BV		63,086	2,433,779
Just Eat Takeaway.com NV (b)(c)		105,532	12,112,705
Koninklijke Ahold Delhaize NV		937,865	26,920,987
Koninklijke DSM NV		143,749	25,120,310
Koninklijke KPN NV		3,000,217	9,372,683
Koninklijke Philips Electronics NV		774,513	42,218,066
NN Group NV		242,345	10,087,554
Prosus NV		410,998	48,017,261
QIAGEN NV (Germany) (b)		193,135	10,469,709
Randstad NV (b)		100,136	6,253,421
Stellantis NV		854,450	12,975,989
Stellantis NV (Italy)		924,103	14,051,708
STMicroelectronics NV (France)		540,200	21,646,169
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		115,462	9,738,264
Vopak NV		59,627	3,016,703
Wolters Kluwer NV		228,879	19,009,628
X5 Retail Group NV GDR		98,467	3,523,370
Yandex NV Class A (b)		253,165	16,009,475

TOTAL NETHERLANDS			703,730,181

New Zealand - 0.2%
Auckland International Airport Ltd.		1,072,736	5,742,967
Fisher & Paykel Healthcare Corp.		479,978	11,947,758
Mercury Nz Ltd.		589,464	3,018,070
Meridian Energy Ltd.		1,082,559	5,562,177
Ryman Healthcare Group Ltd.		340,749	3,810,056
Spark New Zealand Ltd.		1,575,149	5,433,130
The a2 Milk Co. Ltd. (b)		618,085	5,125,559
Xero Ltd. (b)		102,320	10,157,146

TOTAL NEW ZEALAND			50,796,863

Norway - 0.4%
Adevinta ASA Class B (b)		201,828	3,011,321
DNB ASA		790,272	15,385,392
Equinor ASA		725,059	13,107,785
Equinor ASA sponsored ADR		92,018	1,631,479
Gjensidige Forsikring ASA		168,926	3,904,869
Mowi ASA		367,385	8,151,434
Norsk Hydro ASA		1,129,411	5,026,314
Orkla ASA		632,333	6,158,299
Schibsted ASA:
(A Shares)		64,788	2,449,154
(B Shares)		82,424	2,667,422
Telenor ASA		589,970	9,783,988
Yara International ASA		147,644	6,903,400

TOTAL NORWAY			78,180,857

Pakistan - 0.0%
Habib Bank Ltd.		385,416	342,223
Lucky Cement Ltd. (b)		11	50
MCB Bank Ltd.		266,532	320,604
Oil & Gas Development Co. Ltd.		499,422	333,634

TOTAL PAKISTAN			996,511

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		1,656,046	4,910,657
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)		183,948	1,872,591
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		1,503,520	1,245,112
Aboitiz Power Corp.		1,023,900	511,311
Ayala Corp.		237,035	3,797,689
Ayala Land, Inc.		6,851,870	5,374,854
Bank of the Philippine Islands (BPI)		1,541,603	2,548,489
BDO Unibank, Inc.		1,703,318	3,568,958
DMCI Holdings, Inc.		9	1
Globe Telecom, Inc.		24,625	994,530
GT Capital Holdings, Inc.		90,479	1,005,322
International Container Terminal Services, Inc.		804,080	1,982,594
JG Summit Holdings, Inc.		2,397,755	3,033,365
Jollibee Food Corp.		378,690	1,400,192
Manila Electric Co.		157,510	855,391
Megaworld Corp.		7,793,600	619,466
Metro Pacific Investments Corp.		10,389,700	873,375
Metropolitan Bank & Trust Co.		1,531,241	1,433,746
Philippine Long Distance Telephone Co.		73,265	2,001,601
PUREGOLD Price Club, Inc.		750,900	562,472
SM Investments Corp.		213,460	4,374,908
SM Prime Holdings, Inc.		8,342,475	6,127,536
Universal Robina Corp.		700,620	1,968,034

TOTAL PHILIPPINES			44,278,946

Poland - 0.2%
Allegro.eu SA (b)(c)		214,269	4,227,801
Bank Polska Kasa Opieki SA (b)		159,735	2,731,539
CD Projekt RED SA (b)		56,625	4,617,727
Cyfrowy Polsat SA		209,185	1,715,013
Dino Polska SA (b)(c)		43,444	3,064,948
KGHM Polska Miedz SA (Bearer) (b)		122,428	6,191,980
LPP SA (b)		1,060	2,188,266
Orange Polska SA (b)		478,233	842,834
PGE Polska Grupa Energetyczna SA (b)		679,698	1,194,063
Polish Oil & Gas Co. SA		1,348,954	2,043,140
Polski Koncern Naftowy Orlen SA		251,678	3,784,916
Powszechna Kasa Oszczednosci Bank SA (b)		725,057	5,621,306
Powszechny Zaklad Ubezpieczen SA (b)		499,929	4,003,405
Santander Bank Polska SA (b)		26,508	1,290,869

TOTAL POLAND			43,517,807

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(d)		319,729	4
Energias de Portugal SA		2,320,013	14,561,517
Galp Energia SGPS SA Class B		446,401	4,480,588
Jeronimo Martins SGPS SA		195,248	3,192,810

TOTAL PORTUGAL			22,234,919

Qatar - 0.2%
Barwa Real Estate Co.		1,524,310	1,383,358
Industries Qatar QSC (b)		1,516,690	5,018,498
Masraf al Rayan		3,302,812	3,981,422
Mesaieed Petrochemical Holding Co.		3,593,849	2,002,312
Ooredoo QSC		746,947	1,708,538
Qatar Electricity & Water Co.		405,366	1,981,332
Qatar Fuel Co.		394,023	2,018,938
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		1,842,747	1,669,313
Qatar International Islamic Bank QSC		562,269	1,374,118
Qatar Islamic Bank		1,023,785	4,666,666
Qatar National Bank SAQ		3,798,839	18,786,872
The Commercial Bank of Qatar		1,722,517	2,023,458

TOTAL QATAR			46,614,825

Russia - 0.7%
Alrosa Co. Ltd.		2,252,160	2,972,923
Gazprom OAO		7,793,924	21,903,748
Gazprom OAO sponsored ADR (Reg. S)		1,078,053	6,011,224
Inter Rao Ues JSC		30,510,000	2,116,309
Lukoil PJSC		305,287	21,702,340
Lukoil PJSC sponsored ADR		52,271	3,719,604
Magnit OJSC GDR (Reg. S)		291,671	4,351,731
MMC Norilsk Nickel PJSC		43,770	14,090,539
MMC Norilsk Nickel PJSC sponsored ADR		94,428	3,043,414
Mobile TeleSystems OJSC sponsored ADR		350,805	3,157,245
Moscow Exchange MICEX-RTS OAO		1,201,900	2,496,388
NOVATEK OAO GDR (Reg. S)		74,779	12,532,960
Novolipetsk Steel OJSC		1,000,190	2,779,598
PhosAgro OJSC GDR (Reg. S)		94,654	1,484,175
Polyus PJSC		27,686	5,267,766
Rosneft Oil Co. OJSC		815,596	5,121,184
Rosneft Oil Co. OJSC GDR (Reg. S)		214,392	1,328,802
Sberbank of Russia		9,050,703	30,703,543
Severstal PAO		174,590	2,911,833
Severstal PAO GDR (Reg. S)		5,394	90,350
Surgutneftegas OJSC		3,334,400	1,480,609
Surgutneftegas OJSC sponsored ADR		214,357	940,170
Tatneft PAO		1,058,939	6,861,835
Tatneft PAO sponsored ADR		24,387	950,118
VTB Bank OJSC		2,737,308,000	1,327,421

TOTAL RUSSIA			159,345,829

Saudi Arabia - 0.7%
Abdullah Al Othaim Markets Co.		34,399	1,144,585
Advanced Polypropylene Co.		93,084	1,588,337
Al Rajhi Bank		1,034,340	20,131,394
Alinma Bank		797,808	3,475,667
Almarai Co. Ltd.		215,260	3,099,165
Arab National Bank		469,835	2,547,909
Bank Al-Jazira		373,900	1,349,776
Bank Albilad		305,832	2,262,734
Banque Saudi Fransi		485,136	4,352,475
Bupa Arabia for Cooperative Insurance Co. (b)		45,049	1,405,266
Dar Al Arkan Real Estate Development Co. (b)		376,752	864,861
Dr Sulaiman Alabama Habib Medical Services Group Co.		39,691	1,221,196
Emaar The Economic City (b)		330,940	797,637
Etihad Etisalat Co. (b)		334,633	2,560,580
Jarir Marketing Co.		50,849	2,369,799
Mobile Telecommunications Co. Saudi Arabia (b)		370,649	1,355,828
National Commercial Bank		1,234,226	14,182,723
National Industrialization Co. (b)		245,273	881,510
Rabigh Refining & Petrochemical Co. (b)		166,569	623,518
Riyad Bank		1,148,585	6,534,995
Sabic Agriculture-Nutrients Co.		176,221	4,360,068
Sahara International Petrochemical Co.		265,535	1,302,649
Samba Financial Group		827,881	6,654,921
Saudi Airlines Catering Co.		27,669	568,031
Saudi Arabian Mining Co. (b)		353,560	3,968,559
Saudi Arabian Oil Co.		1,831,284	16,966,731
Saudi Basic Industries Corp.		754,034	20,626,520
Saudi Cement Co.		50,870	895,145
Saudi Electricity Co.		715,105	4,232,632
Saudi Industrial Investment Group		166,817	1,147,487
Saudi Kayan Petrochemical Co. (b)		622,670	2,397,247
Saudi Telecom Co.		508,454	15,345,667
The Co. for Cooperative Insurance (b)		44,961	949,399
The Saudi British Bank		698,167	4,988,636
The Savola Group		216,137	2,273,337
Yanbu National Petrochemical Co.		213,201	3,637,951

TOTAL SAUDI ARABIA			163,064,935

Singapore - 0.6%
Ascendas Real Estate Investment Trust		2,762,136	6,404,230
BOC Aviation Ltd. Class A (c)		175,000	1,429,884
CapitaLand Ltd.		2,338,840	5,651,668
CapitaMall Trust		3,865,732	6,227,542
City Developments Ltd.		416,400	2,263,180
DBS Group Holdings Ltd.		1,512,579	28,671,138
Genting Singapore Ltd.		4,940,200	3,179,668
Keppel Corp. Ltd.		1,182,200	4,458,613
Mapletree Commercial Trust		1,919,100	2,990,467
Mapletree Logistics Trust (REIT)		2,537,004	3,781,442
Oversea-Chinese Banking Corp. Ltd.		2,736,131	21,256,302
Singapore Airlines Ltd. (b)		1,109,200	3,421,441
Singapore Exchange Ltd.		673,600	5,020,054
Singapore Technologies Engineering Ltd.		1,346,600	3,760,830
Singapore Telecommunications Ltd.		6,888,800	12,203,826
Suntec (REIT)		1,788,400	2,154,050
United Overseas Bank Ltd.		969,689	17,066,643
UOL Group Ltd.		409,121	2,254,416
Venture Corp. Ltd.		236,300	3,529,202
Wilmar International Ltd.		1,599,600	6,345,899

TOTAL SINGAPORE			142,070,495

South Africa - 1.0%
Absa Group Ltd.		606,164	4,545,579
African Rainbow Minerals Ltd.		86,553	1,560,134
Anglo American Platinum Ltd.		43,309	4,308,621
AngloGold Ashanti Ltd.		347,994	8,109,196
Aspen Pharmacare Holdings Ltd. (b)		327,077	3,087,653
Bidcorp Ltd.		279,155	4,635,604
Bidvest Group Ltd.		242,680	2,501,563
Capitec Bank Holdings Ltd. (b)		58,143	5,322,245
Clicks Group Ltd.		211,993	3,483,109
Discovery Ltd.		320,609	2,717,684
Exxaro Resources Ltd.		206,625	2,052,394
FirstRand Ltd.		3,971,569	12,473,718
Gold Fields Ltd.		738,398	6,923,501
Growthpoint Properties Ltd.		2,925,182	2,337,814
Harmony Gold Mining Co. Ltd. (b)		437,527	1,940,688
Impala Platinum Holdings Ltd.		665,682	8,989,739
Kumba Iron Ore Ltd.		53,701	2,151,349
Mr Price Group Ltd.		221,273	2,514,291
MTN Group Ltd.		1,420,221	5,859,197
MultiChoice Group Ltd.		368,052	3,134,299
Naspers Ltd. Class N		367,478	85,008,433
Nedbank Group Ltd.		318,116	2,566,888
Northam Platinum Ltd. (b)		299,010	3,714,725
Old Mutual Ltd.		3,853,002	3,291,050
Rand Merchant Insurance Holdings Ltd.		547,694	1,089,076
Remgro Ltd.		457,476	3,029,349
Sanlam Ltd.		1,488,260	5,670,790
Sasol Ltd. (b)		457,752	4,934,287
Shoprite Holdings Ltd.		406,361	3,755,710
Sibanye Stillwater Ltd.		1,891,050	7,178,755
Spar Group Ltd.		144,450	1,847,098
Standard Bank Group Ltd.		1,082,389	8,973,231
Tiger Brands Ltd.		138,477	1,820,061
Vodacom Group Ltd.		507,778	4,142,034
Woolworths Holdings Ltd.		831,782	2,464,339

TOTAL SOUTH AFRICA			228,134,204

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA		223,750	6,983,798
ACS Actividades de Construccion y Servicios SA rights 2/5/21 (b)		223,750	110,242
Aena Sme SA (b)(c)		56,987	8,803,632
Amadeus IT Holding SA Class A		380,706	24,305,526
Banco Bilbao Vizcaya Argentaria SA		5,640,426	25,735,677
Banco Santander SA (Spain)		14,582,056	42,563,638
Banco Santander SA (Spain) sponsored ADR (a)		72,248	211,687
CaixaBank SA		3,011,392	7,599,234
Cellnex Telecom SA (c)		264,787	15,523,562
Enagas SA		206,389	4,552,172
Endesa SA		263,582	6,749,256
Ferrovial SA		411,668	9,894,176
Gas Natural SDG SA		249,999	6,465,162
Grifols SA		252,418	7,443,621
Iberdrola SA		5,112,952	69,400,944
Iberdrola SA rights (b)		4,978,637	965,423
Industria de Diseno Textil SA		927,968	27,521,875
Red Electrica Corporacion SA		357,625	6,796,374
Repsol SA		1,346,019	13,222,888
Siemens Gamesa Renewable Energy SA		200,891	8,262,086
Telefonica SA		4,549,703	19,631,490

TOTAL SPAIN			312,742,463

Sweden - 1.9%
Alfa Laval AB		263,660	6,928,872
ASSA ABLOY AB (B Shares)		856,367	21,179,480
Atlas Copco AB:
(A Shares)		559,748	30,368,203
(B Shares)		335,056	15,749,793
Boliden AB		228,968	7,535,177
Electrolux AB (B Shares)		189,760	4,648,454
Epiroc AB:
Class A		537,645	10,329,800
Class B		339,215	5,837,406
EQT AB		199,297	6,227,211
Ericsson (B Shares)		2,455,730	30,921,198
Essity AB Class B		532,385	17,029,847
Evolution Gaming Group AB (c)		134,382	13,116,087
Fastighets AB Balder (b)		87,601	4,396,666
H&M Hennes & Mauritz AB (B Shares)		670,903	14,371,389
Hexagon AB (B Shares)		235,820	20,657,497
Husqvarna AB (B Shares)		354,533	4,397,562
ICA Gruppen AB		83,430	4,186,326
Industrivarden AB:
(A Shares)		51,804	1,746,989
(C Shares)		151,432	4,829,485
Investor AB (B Shares)		377,592	27,762,589
Kinnevik AB (B Shares)		204,572	10,056,865
L E Lundbergforetagen AB		62,957	3,316,500
Latour Investment AB Class B (a)		123,584	2,771,519
Lundin Petroleum AB		154,043	4,210,407
Nibe Industrier AB (B Shares)		265,118	8,867,619
Sandvik AB		962,631	24,053,391
Securitas AB (B Shares)		258,273	3,994,805
Skandinaviska Enskilda Banken AB (A Shares) (b)		1,360,660	14,876,189
Skanska AB (B Shares)		288,433	7,476,346
SKF AB (B Shares)		315,994	8,674,775
Svenska Cellulosa AB (SCA) (B Shares)		508,924	8,980,152
Svenska Handelsbanken AB (A Shares)		1,299,838	12,958,080
Swedbank AB (A Shares)		758,629	14,324,101
Swedish Match Co. AB		136,386	10,543,585
Tele2 AB (B Shares)		465,182	6,429,702
Telia Co. AB		1,999,420	8,781,245
Volvo AB (B Shares)		1,202,844	29,767,737

TOTAL SWEDEN			432,303,049

Switzerland - 5.7%
ABB Ltd. (Reg.)		1,555,408	45,878,927
Adecco SA (Reg.)		130,295	8,168,030
Alcon, Inc. (Switzerland) (b)		421,589	30,290,986
Baloise Holdings AG		39,305	6,587,973
Banque Cantonale Vaudoise		26,020	2,760,472
Barry Callebaut AG		2,541	5,645,399
Clariant AG (Reg.)		169,716	3,612,479
Coca-Cola HBC AG		168,233	4,985,811
Compagnie Financiere Richemont SA:
warrants 11/22/23 (b)		877,956	285,835
Series A		443,141	41,232,137
Credit Suisse Group AG		1,870,080	24,530,911
Credit Suisse Group AG sponsored ADR		211,985	2,766,404
Ems-Chemie Holding AG		6,954	6,565,607
Geberit AG (Reg.)		31,008	18,992,944
Givaudan SA		7,699	31,081,228
Julius Baer Group Ltd.		187,157	11,323,996
Kuehne & Nagel International AG		44,764	10,206,644
LafargeHolcim Ltd. (Reg.)		436,678	23,653,902
Lindt & Spruengli AG		83	7,743,250
Lindt & Spruengli AG (participation certificate)		876	7,601,998
Logitech International SA (Reg.)		136,999	14,282,040
Lonza Group AG		62,870	40,155,048
Nestle SA (Reg. S)		2,424,063	271,729,187
Novartis AG		1,872,566	169,551,832
Partners Group Holding AG		16,014	18,957,915
Roche Holding AG (participation certificate)		591,546	204,149,673
Schindler Holding AG:
(participation certificate)		35,772	9,457,543
(Reg.)		14,635	3,857,758
SGS SA (Reg.)		5,091	15,483,041
Siemens Energy AG (b)		342,935	12,726,441
Sika AG		120,841	32,884,489
Sonova Holding AG Class B		45,511	11,005,411
Straumann Holding AG		8,601	9,555,487
Swatch Group AG (Bearer)		24,943	7,196,577
Swatch Group AG (Bearer) (Reg.)		40,169	2,266,059
Swiss Life Holding AG		25,557	11,674,593
Swiss Prime Site AG		62,530	6,086,277
Swiss Re Ltd.		245,641	21,691,969
Swisscom AG		21,824	11,892,641
Temenos Group AG		55,873	7,078,606
UBS Group AG		2,832,035	40,934,550
UBS Group AG (a)		256,269	3,687,711
Vifor Pharma AG		38,486	5,236,602
Zurich Insurance Group Ltd.		127,199	50,865,320

TOTAL SWITZERLAND			1,276,321,703

Taiwan - 4.0%
Accton Technology Corp.		426,000	4,098,640
Acer, Inc.		2,385,060	2,303,233
Advantech Co. Ltd.		314,076	3,879,558
ASE Technology Holding Co. Ltd.		2,719,943	8,953,815
Asia Cement Corp.		1,829,785	2,612,952
ASMedia Technology, Inc.		23,000	1,564,207
ASUSTeK Computer, Inc.		593,422	6,069,594
AU Optronics Corp. (b)		7,298,000	3,836,403
Catcher Technology Co. Ltd.		575,000	4,064,475
Cathay Financial Holding Co. Ltd.		7,489,332	10,668,107
Chang Hwa Commercial Bank		4,040,041	2,387,015
Cheng Shin Rubber Industry Co. Ltd.		1,546,513	2,205,676
Chicony Electronics Co. Ltd.		511,870	1,580,692
China Airlines Ltd. (b)		835	328
China Development Finance Holding Corp.		10,072,819	3,207,652
China Life Insurance Co. Ltd.		2,500,996	2,026,797
China Steel Corp.		9,863,421	8,081,308
Chunghwa Picture Tubes, Ltd. (b)(d)		551	3
Chunghwa Telecom Co. Ltd.		3,187,400	12,298,640
Compal Electronics, Inc.		3,600,394	2,757,076
CTBC Financial Holding Co. Ltd.		15,857,255	10,756,055
Delta Electronics, Inc.		1,633,383	16,473,196
E.SUN Financial Holdings Co. Ltd.		9,533,420	8,032,156
ECLAT Textile Co. Ltd.		161,420	2,336,789
Evergreen Marine Corp. (Taiwan) (b)		1,891,554	2,106,904
Far Eastern Textile Ltd.		2,502,032	2,322,403
Far EasTone Telecommunications Co. Ltd.		1,373,000	2,940,987
Feng Tay Enterprise Co. Ltd.		325,563	2,092,083
First Financial Holding Co. Ltd.		8,752,012	6,311,472
Formosa Chemicals & Fibre Corp.		2,919,620	8,067,494
Formosa Petrochemical Corp.		962,000	3,060,019
Formosa Plastics Corp.		3,208,640	9,965,788
Foxconn Technology Co. Ltd.		801,811	2,141,140
Fubon Financial Holding Co. Ltd.		5,481,487	8,913,703
Giant Manufacturing Co. Ltd.		243,042	2,364,391
GlobalWafers Co. Ltd.		185,000	4,094,820
Highwealth Construction Corp.		525,140	798,649
HIWIN Technologies Corp.		222,362	3,143,599
Hon Hai Precision Industry Co. Ltd. (Foxconn)		10,682,593	42,522,906
Hotai Motor Co. Ltd.		253,000	5,121,238
Hua Nan Financial Holdings Co. Ltd.		6,893,670	4,220,715
Innolux Corp.		7,032,819	3,276,509
Inventec Corp.		2,199,209	1,825,412
Largan Precision Co. Ltd.		84,000	8,816,536
Lite-On Technology Corp.		1,770,053	3,469,205
MediaTek, Inc.		1,281,989	40,046,424
Mega Financial Holding Co. Ltd.		9,185,833	9,231,416
Micro-Star International Co. Ltd.		572,000	2,664,882
Nan Ya Plastics Corp.		4,295,980	10,060,915
Nanya Technology Corp.		1,034,000	2,949,434
Nien Made Enterprise Co. Ltd.		137,000	1,809,646
Novatek Microelectronics Corp.		481,000	6,765,699
Oneness Biotech Co. Ltd. (b)		159,000	1,047,285
Pegatron Corp.		1,650,652	4,620,011
Phison Electronics Corp.		129,199	1,748,114
Pou Chen Corp.		2,014,240	2,013,449
Powertech Technology, Inc.		631,700	2,196,551
President Chain Store Corp.		485,000	4,623,005
Quanta Computer, Inc.		2,432,000	7,006,619
Realtek Semiconductor Corp.		405,744	6,540,053
Ruentex Development Co. Ltd.		572,922	792,572
Shin Kong Financial Holding Co. Ltd.		9,385,563	2,697,290
Sinopac Holdings Co.		8,554,250	3,344,009
Standard Foods Corp.		282,981	570,791
Synnex Technology International Corp.		1,182,920	1,908,821
Taishin Financial Holdings Co. Ltd.		7,888,758	3,520,384
Taiwan Business Bank		4,641,917	1,508,031
Taiwan Cement Corp.		4,001,311	5,735,341
Taiwan Cooperative Financial Holding Co. Ltd.		7,849,076	5,366,099
Taiwan High Speed Rail Corp.		1,573,000	1,622,923
Taiwan Mobile Co. Ltd.		1,343,400	4,613,726
Taiwan Semiconductor Manufacturing Co. Ltd.		20,640,000	436,060,883
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		17,159	2,085,162
The Shanghai Commercial & Savings Bank Ltd.		2,826,815	3,774,334
Unified-President Enterprises Corp.		4,067,620	9,874,626
Unimicron Technology Corp.		954,000	2,946,021
United Microelectronics Corp.		9,686,000	17,349,759
Vanguard International Semiconductor Corp.		761,000	3,042,805
Walsin Technology Corp.		275,000	2,164,775
Win Semiconductors Corp.		286,000	4,227,054
Winbond Electronics Corp.		2,522,000	2,381,454
Wistron Corp.		2,336,291	2,606,444
Wiwynn Corp.		67,000	1,975,724
WPG Holding Co. Ltd.		1,371,378	2,105,218
Yageo Corp.		313,292	6,419,964
Yuanta Financial Holding Co. Ltd.		8,448,248	6,001,933

TOTAL TAIWAN			885,789,986

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		1,018,600	5,853,632
Airports of Thailand PCL (For. Reg.)		4,031,200	8,013,912
Asset World Corp. PCL		8,077,300	1,241,416
B. Grimm Power PCL (For. Reg.)		794,300	1,353,468
Bangkok Bank PCL (For. Reg.)		341,800	1,296,168
Bangkok Commercial Asset Management PCL		1,802,900	1,234,863
Bangkok Dusit Medical Services PCL (For. Reg.)		8,284,500	5,729,674
Bangkok Expressway and Metro PCL		5,848,100	1,592,450
Berli Jucker PCL (For. Reg)		852,800	947,397
BTS Group Holdings PCL (For. Reg.)		6,246,700	1,972,313
Bumrungrad Hospital PCL (For. Reg.)		333,600	1,398,824
Central Pattana PCL (For. Reg.)		1,803,400	2,952,442
Central Retail Corp. PCL		1,999,150	2,053,921
Charoen Pokphand Foods PCL (For. Reg.)		3,517,640	3,202,663
CP ALL PCL (For. Reg.)		5,070,900	9,699,600
Delta Electronics PCL (For. Reg.)		273,200	4,819,566
Electricity Generating PCL (For. Reg.)		240,100	1,431,936
Energy Absolute PCL (For. Reg.)		1,204,700	2,616,288
Global Power Synergy Public Co. Ltd.		532,100	1,391,140
Gulf Energy Development PCL (For. Reg.)		2,272,500	2,543,560
Home Product Center PCL (For. Reg.)		5,041,347	2,307,600
Indorama Ventures PCL (For. Reg.)		1,256,000	1,468,760
Intouch Holdings PCL (For. Reg.)		2,120,900	3,968,273
Kasikornbank PCL (For. Reg.)		1,525,500	6,473,054
Krung Thai Bank PCL (For. Reg.)		2,762,675	1,061,502
Krungthai Card PCL (For. Reg.)		638,800	1,387,304
Land & House PCL (For. Reg.)		7,055,500	1,838,720
Minor International PCL:
warrants 9/30/21 (b)		45,263	469
warrants 7/31/23 (b)		108,381	25,529
(For. Reg.)		3,197,598	2,649,530
Muangthai Leasing PCL		517,791	1,137,479
Osotspa PCL		630,600	753,223
PTT Exploration and Production PCL (For. Reg.)		1,224,151	4,233,198
PTT Global Chemical PCL (For. Reg.)		2,294,786	4,523,634
PTT PCL (For. Reg.)		9,250,700	11,667,689
Ratchaburi Electric Generating Holding PCL (For. Reg.)		514,200	850,414
Siam Cement PCL (For. Reg.)		648,650	8,192,105
Siam Commercial Bank PCL (For. Reg.)		654,300	2,060,400
Sri Trang Gloves Thailand PCL		689,200	915,326
Srisawad Corp. PCL:
warrants 8/29/25 (b)		22,064	12,458
(For. Reg.)		773,200	1,730,852
Thai Oil PCL (For. Reg.)		1,125,100	2,048,712
Thai Union Frozen Products PCL (For. Reg.)		2,880,000	1,327,898
Total Access Communication PCL (For. Reg.)		369,700	401,445
True Corp. PCL (For. Reg.)		7,537,335	805,863

TOTAL THAILAND			123,186,670

Turkey - 0.1%
Akbank TAS (b)		2,693,537	2,348,528
Aselsan A/S		514,400	1,216,184
Bim Birlesik Magazalar A/S JSC		375,396	3,691,242
Eregli Demir ve Celik Fabrikalari T.A.S.		1,214,051	2,380,899
Ford Otomotiv Sanayi A/S		65,450	1,287,130
Haci Omer Sabanci Holding A/S		672,694	968,051
Koc Holding A/S		690,676	1,906,680
Turk Hava Yollari AO (b)		406,057	672,022
Turk Sise ve Cam Fabrikalari A/S		1,046,809	1,034,327
Turkcell Iletisim Hizmet A/S		1,017,954	2,217,525
Turkiye Garanti Bankasi A/S (b)		1,955,382	2,487,903
Turkiye Is Bankasi A/S Series C (b)		1,192,677	1,000,791
Turkiye Petrol Rafinerileri A/S (b)		115,457	1,568,407
Yapi ve Kredi Bankasi A/S (b)		2,718,634	1,058,882

TOTAL TURKEY			23,838,571

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		2,429,175	4,258,984
Aldar Properties PJSC		3,337,305	3,179,987
Dubai Islamic Bank Pakistan Ltd.		1,713,030	2,350,482
Emaar Malls Group PJSC (b)		1,903,145	937,803
Emaar Properties PJSC (b)		3,047,443	3,152,685
Emirates NBD Bank PJSC		2,157,888	6,932,219
Emirates Telecommunications Corp.		1,493,025	8,080,622
First Abu Dhabi Bank PJSC		2,348,456	9,603,150

TOTAL UNITED ARAB EMIRATES			38,495,932

United Kingdom - 7.9%
3i Group PLC		810,075	12,336,808
Admiral Group PLC		159,544	6,300,029
Anglo American PLC (United Kingdom)		1,038,145	34,337,083
Antofagasta PLC		333,034	6,525,183
Ashtead Group PLC		375,835	19,017,115
Associated British Foods PLC		297,753	8,636,646
AstraZeneca PLC (United Kingdom)		1,103,661	112,585,781
Auto Trader Group PLC (c)		848,904	6,544,686
Aveva Group PLC		92,828	4,624,566
Aviva PLC		3,284,807	15,024,986
BAE Systems PLC		2,687,418	16,956,868
Barclays PLC (b)		14,688,970	26,795,555
Barratt Developments PLC (b)		851,909	7,456,349
Berkeley Group Holdings PLC		105,763	6,070,329
BHP Group PLC		1,781,229	48,815,173
BP PLC		10,415,010	38,701,715
BP PLC sponsored ADR		1,100,406	24,451,021
British American Tobacco PLC (United Kingdom)		1,940,527	70,514,634
British Land Co. PLC		748,225	4,599,985
BT Group PLC		7,457,945	12,834,440
Bunzl PLC		282,037	9,081,175
Burberry Group PLC		336,314	7,918,859
Coca-Cola European Partners PLC		170,753	7,934,892
Compass Group PLC		1,513,685	27,038,624
Croda International PLC		119,575	10,298,711
Diageo PLC		1,972,126	79,175,320
Direct Line Insurance Group PLC		1,144,495	4,702,821
Evraz PLC		436,685	2,999,996
Fresnillo PLC		158,368	2,142,973
GlaxoSmithKline PLC		4,225,111	78,465,823
Halma PLC		319,822	10,819,260
Hargreaves Lansdown PLC		272,080	6,369,124
Hikma Pharmaceuticals PLC		145,654	4,787,632
HSBC Holdings PLC (United Kingdom) (b)		17,153,137	89,755,677
Imperial Brands PLC		792,103	15,953,909
Informa PLC (b)		1,256,802	8,603,148
InterContinental Hotel Group PLC (b)		144,532	8,904,219
Intertek Group PLC		136,490	10,319,310
J Sainsbury PLC		1,511,081	5,060,076
JD Sports Fashion PLC		370,163	3,788,626
Johnson Matthey PLC		158,949	6,428,983
Kingfisher PLC (b)		1,769,752	6,718,329
Land Securities Group PLC		597,172	5,029,569
Legal & General Group PLC		4,988,294	16,676,695
Lloyds Banking Group PLC		59,921,199	26,888,583
London Stock Exchange Group PLC		266,298	31,613,592
M&G PLC		2,168,666	5,226,689
Melrose Industries PLC (b)		4,055,288	9,362,455
Mondi PLC		158,564	3,753,105
Mondi PLC		244,847	5,753,518
National Grid PLC		2,942,185	34,265,495
NatWest Group PLC		4,064,316	8,219,434
Next PLC		111,367	11,795,168
NMC Health PLC (b)		75,611	36,294
Ocado Group PLC (b)		411,925	15,673,361
Pearson PLC		310,999	3,445,585
Pearson PLC sponsored ADR (a)		286,321	3,163,847
Persimmon PLC		266,345	9,309,431
Phoenix Group Holdings PLC		412,050	3,809,720
Prudential PLC		2,198,710	35,178,103
Reckitt Benckiser Group PLC		599,296	50,807,364
RELX PLC (London Stock Exchange)		1,637,632	40,668,902
Rentokil Initial PLC (b)		1,561,465	10,645,860
Rio Tinto PLC		944,367	71,646,418
Rolls-Royce Holdings PLC		6,944,638	8,725,434
Royal Dutch Shell PLC:
Class A (United Kingdom)		3,603,318	66,676,867
Class B (United Kingdom)		2,974,449	51,840,173
RSA Insurance Group PLC		864,321	7,993,684
Sage Group PLC		900,795	7,279,455
Schroders PLC		106,338	4,978,535
Scottish & Southern Energy PLC		871,232	17,714,783
Segro PLC		984,355	12,869,429
Severn Trent PLC		210,472	6,667,304
Smith & Nephew PLC		753,468	15,863,364
Smiths Group PLC		331,926	6,451,174
Spirax-Sarco Engineering PLC		61,056	9,269,071
St. James's Place Capital PLC		452,618	7,277,514
Standard Chartered PLC (United Kingdom)		2,242,911	13,644,673
Standard Life PLC		1,894,959	7,843,658
Taylor Wimpey PLC (b)		3,049,388	6,118,855
Tesco PLC		8,324,873	27,242,306
Unilever PLC		2,211,669	128,841,181
United Utilities Group PLC		598,813	7,566,316
Vodafone Group PLC		13,686,877	23,373,742
Vodafone Group PLC sponsored ADR (a)		910,282	15,611,336
Whitbread PLC (b)		169,008	6,453,753
WM Morrison Supermarkets PLC		1,982,178	4,873,649

TOTAL UNITED KINGDOM			1,758,541,883

United States of America - 0.1%
DouYu International Holdings Ltd. ADR (b)		68,621	900,994
Legend Biotech Corp. ADR		122	3,083
NICE Systems Ltd. sponsored ADR (b)		22,281	5,821,580
Southern Copper Corp. (a)		74,034	4,916,598
Yum China Holdings, Inc.		331,690	18,810,140

TOTAL UNITED STATES OF AMERICA			30,452,395

TOTAL COMMON STOCKS
(Cost $17,074,262,095)			20,998,336,869

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.4%
Alpargatas SA (PN)		115,400	819,194
Ambev SA sponsored ADR		713,255	1,989,981
Banco Bradesco SA:
(PN)		3,083,951	13,944,685
(PN) sponsored ADR (a)		1,226,312	5,567,456
Bradespar SA (PN)		202,000	2,307,823
BRF SA sponsored ADR (b)		188,537	740,950
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		249,442	1,310,261
Companhia Energetica de Minas Gerais (CEMIG) (PN)		876,337	2,194,286
Companhia Paranaense de Energia-Copel (PN-B)		96,800	1,154,934
Gerdau SA		901,750	3,831,869
Itau Unibanco Holding SA		3,039,961	15,745,969
Itau Unibanco Holding SA sponsored ADR		999,719	5,218,533
Itausa-Investimentos Itau SA (PN)		3,775,007	7,320,398
Lojas Americanas SA (PN)		747,367	3,290,578
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)		2,554,640	12,461,772
(PN) sponsored ADR (non-vtg.)		902,017	8,821,726
sponsored ADR		164,714	1,655,376

TOTAL BRAZIL			88,375,791

Chile - 0.0%
Embotelladora Andina SA Class B		270,162	683,852
Sociedad Quimica y Minera de Chile SA (PN-B) (b)		97,228	4,915,584

TOTAL CHILE			5,599,436

Colombia - 0.0%
Bancolombia SA (PN)		433,859	3,831,666
France - 0.0%
Air Liquide SA (b)		41,793	6,835,121
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		58,214	3,811,330
Fuchs Petrolub AG		59,199	3,370,777
Henkel AG & Co. KGaA		152,217	15,793,811
Porsche Automobil Holding SE (Germany)		128,386	8,917,035
Sartorius AG (non-vtg.)		29,706	14,802,013
Volkswagen AG		157,138	29,832,297

TOTAL GERMANY			76,527,263

Korea (South) - 0.3%
AMOREPACIFIC Corp.		1	73
Hyundai Motor Co.		22,245	2,247,593
Hyundai Motor Co. Series 2		22,192	2,043,809
LG Chemical Ltd.		8,434	3,525,510
LG Household & Health Care Ltd.		831	520,123
Samsung Electronics Co. Ltd.		679,390	44,406,163

TOTAL KOREA (SOUTH)			52,743,271

Russia - 0.0%
Surgutneftegas OJSC		6,312,217	3,328,067
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $218,423,576)			237,240,615
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	46,833

U.S. Government and Government Agency Obligations - 0.1%
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 2/4/21 to 5/6/21 (e)
(Cost $29,996,507)		30,000,000	29,997,504
		Shares	Value

Money Market Funds - 6.2%
Fidelity Cash Central Fund 0.09% (f)		1,162,371,880	$1,162,604,355
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)		239,969,028	239,993,025
TOTAL MONEY MARKET FUNDS
(Cost $1,402,596,971)			1,402,597,380
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $18,725,325,830)			22,668,219,201
NET OTHER ASSETS (LIABILITIES) - (1.1)%(h)			(249,646,660)
NET ASSETS - 100%			$22,418,572,541

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	6,952	March 2021	$735,347,800	$(3,185,125)	$(3,185,125)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5,685	March 2021	376,943,925	10,477,516	10,477,516
TME S&P/TSX 60 Index Contracts (Canada)	464	March 2021	74,247,257	(1,002,128)	(1,002,128)
TOTAL FUTURES CONTRACTS					$6,290,263

The notional amount of futures purchased as a percentage of Net Assets is 5.3%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $484,375,503 or 2.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,997,504.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $62,216,669 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$222,351
Fidelity Securities Lending Cash Central Fund	380,763
Total	$603,114

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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